UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00066

American Balanced Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Michael W. Stockton

American Balanced Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Balanced Fund®

Investment portfolio

March 31, 2017

unaudited

Common stocks 61.07% Information technology 13.61%	Shares	Value (000)
Microsoft Corp.	64,561,407	$4,252,014
Broadcom Ltd.	7,687,957	1,683,355
Intel Corp.	27,359,100	986,843
Symantec Corp.1	31,602,000	969,549
ASML Holding NV (New York registered)	5,117,458	679,599
ASML Holding NV	1,905,000	252,812
Facebook, Inc., Class A2	6,063,000	861,249
Apple Inc.	5,438,000	781,223
Alphabet Inc., Class C2	687,800	570,571
Alphabet Inc., Class A2	179,500	152,180
Intuit Inc.	6,081,030	705,339
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	19,390,000	636,768
TE Connectivity Ltd.	7,205,000	537,133
VeriSign, Inc.1,2	5,500,000	479,105
Visa Inc., Class A	4,561,000	405,336
Texas Instruments Inc.	4,582,000	369,126
Analog Devices, Inc.	2,608,000	213,726
MasterCard Inc., Class A	472,000	53,086
KLA-Tencor Corp.	467,000	44,398
Amphenol Corp., Class A	591,000	42,061
		14,675,473
Consumer discretionary 9.85%
Home Depot, Inc.	19,129,349	2,808,762
Comcast Corp., Class A	70,773,000	2,660,357
Amazon.com, Inc.2	2,281,700	2,022,818
CBS Corp., Class B	7,744,000	537,124
Twenty-First Century Fox, Inc., Class A	15,113,306	489,520
McDonald’s Corp.	2,969,000	384,812
Starbucks Corp.	6,330,000	369,609
Charter Communications, Inc., Class A2	908,100	297,239
VF Corp.	5,016,000	275,730
Viacom Inc., Class B	4,000,000	186,480
NIKE, Inc., Class B	2,850,360	158,851
General Motors Co.	4,000,000	141,440
LVMH Moët Hennessy-Louis Vuitton SE	508,000	111,557
Netflix, Inc.2	479,000	70,801
Dollar General Corp.	1,013,000	70,636
Hasbro, Inc.	268,000	26,752
		10,612,488
Financials 7.78%
Berkshire Hathaway Inc., Class A2	7,960	1,988,806
Berkshire Hathaway Inc., Class B2	800,000	133,344
Wells Fargo & Co.	24,029,000	1,337,454
JPMorgan Chase & Co.	14,553,000	1,278,335
Chubb Ltd.	6,070,500	827,106

American Balanced Fund — Page 1 of 38

unaudited

Common stocks Financials (continued)	Shares	Value (000)
SunTrust Banks, Inc.	11,070,083	$612,176
Capital One Financial Corp.	5,421,000	469,784
BlackRock, Inc.	1,194,000	457,911
PNC Financial Services Group, Inc.	2,000,000	240,480
Bank of America Corp.	10,000,000	235,900
Legal & General Group PLC	70,000,000	216,889
Citigroup Inc.	3,500,000	209,370
Goldman Sachs Group, Inc.	845,328	194,189
HDFC Bank Ltd.3	4,275,000	96,527
HDFC Bank Ltd. (ADR)	581,924	43,772
Intercontinental Exchange, Inc.	772,000	46,220
		8,388,263
Energy 6.21%
Royal Dutch Shell PLC, Class B (ADR)	22,918,000	1,279,512
Royal Dutch Shell PLC, Class B	4,000,000	109,478
Schlumberger Ltd.	17,323,000	1,352,926
Chevron Corp.	7,594,755	815,449
Enbridge Inc.	15,680,000	656,051
Halliburton Co.	10,250,000	504,402
Noble Energy, Inc.	12,880,729	442,324
ConocoPhillips	5,837,668	291,125
Suncor Energy Inc.	6,000,000	184,216
Baker Hughes Inc.	3,000,000	179,460
Phillips 66	2,180,000	172,700
Concho Resources Inc.2	1,090,000	139,891
BP PLC	22,000,000	126,118
TOTAL SA	1,583,362	80,090
TOTAL SA (ADR)	878,135	44,276
Hess Corp.	2,291,605	110,478
Weatherford International PLC2	15,850,000	105,403
Murphy Oil Corp.	3,600,080	102,926
		6,696,825
Consumer staples 6.09%
Philip Morris International Inc.	16,935,000	1,911,962
Coca-Cola Co.	31,373,000	1,331,470
Kraft Heinz Co.	11,710,850	1,063,462
Procter & Gamble Co.	6,037,563	542,475
Altria Group, Inc.	6,410,000	457,802
Costco Wholesale Corp.	1,957,000	328,169
Reynolds American Inc.	4,068,000	256,365
Walgreens Boots Alliance, Inc.	2,000,000	166,100
British American Tobacco PLC	1,798,515	119,428
Pinnacle Foods Inc.	1,804,000	104,398
Coca-Cola European Partners PLC	2,610,182	98,378
Kellogg Co.	1,350,000	98,024
General Mills, Inc.	1,500,000	88,515
		6,566,548
Health care 5.71%
UnitedHealth Group Inc.	11,496,500	1,885,541
Merck & Co., Inc.	15,732,000	999,611
Johnson & Johnson	7,010,000	873,095
Express Scripts Holding Co.2	10,676,400	703,682

American Balanced Fund — Page 2 of 38

unaudited

Common stocks Health care (continued)	Shares	Value (000)
Medtronic PLC	6,005,000	$483,763
Bristol-Myers Squibb Co.	5,000,000	271,900
Thermo Fisher Scientific Inc.	1,398,000	214,733
Gilead Sciences, Inc.	1,903,158	129,262
Vertex Pharmaceuticals Inc.2	998,500	109,186
Regeneron Pharmaceuticals, Inc.2	255,500	99,009
Humana Inc.	454,000	93,588
Kite Pharma, Inc.2	1,172,000	91,990
Intercept Pharmaceuticals, Inc.2	706,622	79,919
Pfizer Inc.	2,250,000	76,972
Amgen Inc.	267,000	43,807
		6,156,058
Industrials 3.37%
Boeing Co.	7,884,400	1,394,435
Lockheed Martin Corp.	4,407,037	1,179,323
General Electric Co.	9,000,000	268,200
Johnson Controls International PLC	5,852,375	246,502
Cummins Inc.	1,350,000	204,120
TransDigm Group Inc.	708,100	155,895
Caterpillar Inc.	1,300,000	120,588
Parker-Hannifin Corp.	425,000	68,136
		3,637,199
Materials 2.60%
E.I. du Pont de Nemours and Co.	17,403,000	1,397,983
Syngenta AG (ADR)	4,000,000	354,000
Praxair, Inc.	2,082,700	247,008
LyondellBasell Industries NV	2,642,100	240,933
Royal Gold, Inc.	2,613,100	183,048
Dow Chemical Co.	2,500,000	158,850
Potash Corp. of Saskatchewan Inc.	6,500,000	111,020
Nucor Corp.	1,750,000	104,510
		2,797,352
Real estate 1.00%
Iron Mountain Inc. REIT	10,166,200	362,628
Crown Castle International Corp. REIT	3,301,446	311,822
Digital Realty Trust, Inc. REIT	2,500,000	265,975
American Tower Corp. REIT	1,145,000	139,163
		1,079,588
Telecommunication services 0.49%
AT&T Inc.	10,753,000	446,787
Verizon Communications Inc.	1,636,000	79,755
		526,542
Utilities 0.38%
Dominion Resources, Inc.	2,554,327	198,139
PG&E Corp.	2,000,000	132,720
Pinnacle West Capital Corp.	1,000,000	83,380
		414,239

American Balanced Fund — Page 3 of 38

unaudited

Common stocks Miscellaneous 3.98%	Shares	Value (000)
Other common stocks in initial period of acquisition		$4,286,093
Total common stocks (cost: $42,595,826,000)		65,836,668
Preferred securities 0.01% Financials 0.01%
CoBank, ACB, Class E, noncumulative4	7,440	4,636
Total preferred securities (cost: $5,208,000)		4,636
Convertible stocks 0.03% Miscellaneous 0.03%
Other convertible stocks in initial period of acquisition		35,535
Total convertible stocks (cost: $34,920,000)		35,535
Bonds, notes & other debt instruments 33.69% Corporate bonds & notes 12.82% Financials 3.07%	Principal amount (000)
ACE INA Holdings Inc. 2.30% 2020	$7,635	7,665
ACE INA Holdings Inc. 2.875% 2022	22,180	22,373
ACE INA Holdings Inc. 3.15% 2025	10,050	10,078
ACE INA Holdings Inc. 3.35% 2026	5,180	5,245
Allstate Corp. 3.28% 2026	10,185	10,246
American Express Co. 6.15% 2017	22,800	23,214
American Express Credit Co. 1.55% 2017	9,055	9,063
AXA SA, Series B, junior subordinated 6.379% (undated)4	2,000	2,186
Banco Santander, SA 3.70% 20224	28,500	28,571
Bank of America Corp. 2.625% 2020	20,000	20,073
Bank of America Corp. 2.625% 2021	4,730	4,722
Bank of America Corp. 2.503% 2022	29,000	28,282
Bank of America Corp. 3.124% 2023	28,000	28,139
Bank of America Corp. 3.875% 2025	25,385	25,878
Bank of America Corp. 3.248% 2027	27,640	26,366
Bank of America Corp. 3.824% 2028	19,250	19,328
Bank of Nova Scotia 2.70% 2022	28,500	28,582
Bank of Nova Scotia 4.50% 2025	24,000	25,116
Barclays Bank PLC 3.25% 2021	19,345	19,507
Barclays Bank PLC 3.65% 2025	18,500	18,079
BB&T Corp. 2.45% 2020	37,000	37,388
BB&T Corp. 2.625% 2022	22,500	22,574
BB&T Corp. 2.75% 2022	45,000	45,292
Berkshire Hathaway Finance Corp. 1.30% 2019	15,320	15,177
Berkshire Hathaway Inc. 2.00% 2018	16,340	16,463
Berkshire Hathaway Inc. 2.90% 2020	9,500	9,817
Berkshire Hathaway Inc. 2.75% 2023	16,995	17,011
BNP Paribas 4.375% 20254	5,700	5,694
BNP Paribas 4.375% 20264	6,350	6,332
BPCE SA group 2.65% 2021	5,700	5,684
BPCE SA group 5.70% 20234	8,000	8,503
BPCE SA group 5.15% 20244	20,000	20,571
Capital One Financial Corp. 3.20% 2025	20,000	19,397

American Balanced Fund — Page 4 of 38

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Charles Schwab Corp. 3.45% 2026	$3,885	$3,972
Citigroup Inc. 2.05% 2019	24,500	24,490
Citigroup Inc. 8.50% 2019	8,416	9,530
Citigroup Inc. 2.35% 2021	71,000	69,963
Citigroup Inc. 2.70% 2021	24,500	24,550
Citigroup Inc. 2.90% 2021	53,000	53,253
Citigroup Inc. 3.20% 2026	18,000	17,215
Citigroup Inc. 3.887% 2028	88,010	88,571
CME Group Inc. 5.30% 2043	3,135	3,752
CNA Financial Corp. 3.95% 2024	9,910	10,185
Commonwealth Bank of Australia 2.25% 20204	6,250	6,256
Commonwealth Bank of Australia 2.75% 20224	6,250	6,269
Crédit Agricole SA 2.375% 20214	6,645	6,514
Crédit Agricole SA 3.375% 20224	20,125	20,146
Crédit Agricole SA 4.375% 20254	14,825	14,753
Credit Suisse Group AG 1.70% 2018	12,000	11,985
Credit Suisse Group AG 3.45% 2021	20,000	20,282
Credit Suisse Group AG 3.80% 2022	10,000	10,155
Credit Suisse Group AG 3.80% 2023	32,275	32,439
Credit Suisse Group AG 3.75% 2025	11,570	11,401
Credit Suisse Group AG 4.55% 2026	17,130	17,736
Danske Bank AS 2.00% 20214	37,870	36,840
Danske Bank AS 2.70% 20224	47,600	47,444
DNB ASA 2.375% 20214	27,000	26,701
Goldman Sachs Group, Inc. 2.90% 2018	15,000	15,191
Goldman Sachs Group, Inc. 2.55% 2019	66,250	66,889
Goldman Sachs Group, Inc. 2.60% 2020	14,610	14,701
Goldman Sachs Group, Inc. 2.75% 2020	20,725	20,911
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.36%) 2.398% 20215	25,782	26,364
Goldman Sachs Group, Inc. 2.625% 2021	9,465	9,447
Goldman Sachs Group, Inc. 2.875% 2021	19,245	19,402
Goldman Sachs Group, Inc. 5.25% 2021	20,000	21,957
Goldman Sachs Group, Inc. 3.00% 2022	75,070	75,217
Goldman Sachs Group, Inc. 5.75% 2022	20,000	22,546
Goldman Sachs Group, Inc. 3.50% 2025	3,250	3,243
Goldman Sachs Group, Inc. 3.75% 2026	12,629	12,732
HSBC Holdings PLC 2.95% 2021	32,500	32,675
HSBC Holdings PLC 2.65% 2022	15,000	14,805
HSBC Holdings PLC 3.262% 2023	50,500	50,779
HSBC Holdings PLC 4.25% 2024	8,000	8,111
HSBC Holdings PLC 3.90% 2026	7,825	7,912
HSBC Holdings PLC 4.041% 2028	15,500	15,685
Intercontinentalexchange, Inc. 2.50% 2018	20,000	20,271
Intesa Sanpaolo SpA 5.017% 20244	31,485	29,660
JPMorgan Chase & Co. 2.25% 2020	42,185	42,336
JPMorgan Chase & Co. 2.55% 2020	32,300	32,456
JPMorgan Chase & Co. 2.40% 2021	40,220	40,011
JPMorgan Chase & Co. 2.55% 2021	16,515	16,529
JPMorgan Chase & Co. 3.25% 2022	10,000	10,188
JPMorgan Chase & Co. 3.875% 2024	25,000	25,378
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% 2049	35,000	36,356
JPMorgan Chase & Co., Series S, junior subordinated 6.75% (undated)	25,000	27,594
Keybank National Association 2.50% 2019	17,000	17,197
Leucadia National Corp. 5.50% 2023	830	885

American Balanced Fund — Page 5 of 38

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Liberty Mutual Group Inc. 4.25% 20234	$3,000	$3,154
Lloyds Banking Group PLC 3.00% 2022	30,000	29,858
Lloyds Banking Group PLC 4.582% 2025	14,750	15,003
MetLife Global Funding I 1.55% 20194	15,500	15,329
MetLife Global Funding I 2.30% 20194	10,120	10,181
MetLife Global Funding I 2.00% 20204	6,125	6,090
MetLife Global Funding I 2.50% 20204	46,300	46,424
MetLife Global Funding I 1.95% 20214	15,500	15,077
MetLife, Inc. 3.60% 2025	4,595	4,703
MetLife, Inc. 4.05% 2045	8,285	8,030
MetLife, Inc. 5.25% 2049	4,600	4,757
Mitsubishi UFJ Financial Group, Inc. 2.19% 2021	25,500	24,958
Mitsubishi UFJ Financial Group, Inc. 2.998% 2022	18,300	18,479
Moody’s Corp. 2.75% 2021	20,000	20,009
Morgan Stanley 2.50% 2021	46,000	45,791
Morgan Stanley (3-month USD-LIBOR + 1.40%) 2.443% 20235	25,000	25,550
Morgan Stanley 4.00% 2025	8,950	9,249
Morgan Stanley 3.125% 2026	7,633	7,306
Morgan Stanley 3.875% 2026	9,500	9,643
Morgan Stanley 3.625% 2027	48,875	48,596
National Australia Bank Ltd. 1.375% 2019	10,200	10,055
National Australia Bank Ltd. 1.875% 2021	10,200	9,911
Nationwide Mutual Insurance Co. (3-month USD-LIBOR + 2.29%) 3.421% 20244,5	8,150	8,046
New York Life Global Funding 1.50% 20194	15,265	15,082
New York Life Global Funding 2.10% 20194	15,000	15,091
New York Life Global Funding 1.95% 20204	16,000	15,943
New York Life Global Funding 1.70% 20214	40,500	39,337
New York Life Global Funding 2.35% 20264	11,890	11,168
Nordea Bank AB 2.50% 20204	19,955	20,008
Nordea Bank AB 2.25% 20214	8,800	8,666
PNC Bank 1.45% 2019	33,375	32,998
PNC Bank 2.40% 2019	14,800	14,929
PNC Bank 2.60% 2020	30,000	30,298
PNC Bank 2.55% 2021	17,000	16,973
PNC Financial Services Group, Inc. 3.90% 2024	20,000	20,775
Prudential Financial, Inc. 2.30% 2018	7,595	7,649
Prudential Financial, Inc. 3.50% 2024	23,600	24,314
QBE Insurance Group Ltd. 2.40% 20184	19,300	19,349
Rabobank Nederland 2.25% 2019	15,000	15,101
Rabobank Nederland 2.50% 2021	38,570	38,626
Rabobank Nederland 2.75% 2022	23,500	23,634
Rabobank Nederland 4.375% 2025	22,650	23,270
Skandinaviska Enskilda Banken AB 2.30% 2020	39,250	39,357
Skandinaviska Enskilda Banken AB 1.875% 2021	25,500	24,721
Skandinaviska Enskilda Banken AB 2.625% 2021	23,000	23,057
Skandinaviska Enskilda Banken AB 2.80% 2022	33,750	33,854
Sumitomo Mitsui Banking Corp. 2.50% 2018	12,475	12,589
Svenska Handelsbanken AB 1.875% 2021	37,165	36,130
Swedbank AB 2.80% 20224	20,000	20,046
UBS Group AG 2.95% 20204	20,000	20,147
UBS Group AG 4.125% 20254	28,250	28,776
Unum Group 5.625% 2020	345	380
Unum Group 3.875% 2025	5,045	5,047
US Bancorp. 2.625% 2022	33,050	33,193

American Balanced Fund — Page 6 of 38

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
US Bancorp. 3.70% 2024	$18,000	$18,907
US Bancorp. 2.375% 2026	35,000	32,768
US Bank NA 1.40% 2019	5,465	5,426
US Bank NA 2.125% 2019	30,000	30,150
Wells Fargo & Co. 2.15% 2019	20,000	20,080
Wells Fargo & Co. 2.55% 2020	16,100	16,188
Wells Fargo & Co. 2.10% 2021	25,600	25,108
Wells Fargo & Co. 2.50% 2021	67,182	67,022
Wells Fargo & Co. 4.60% 2021	25,000	26,889
Wells Fargo & Co. 3.069% 2023	48,000	48,238
Wells Fargo & Co. 3.00% 2026	16,750	16,055
Westpac Banking Corp. 2.15% 2020	28,000	28,012
		3,305,996
Health care 1.77%
Abbott Laboratories 2.80% 2020	13,870	14,006
Abbott Laboratories 2.90% 2021	49,920	50,186
Abbott Laboratories 3.40% 2023	16,745	16,918
Abbott Laboratories 3.75% 2026	65,770	65,812
Abbott Laboratories 4.75% 2036	20,850	21,558
Abbott Laboratories 4.90% 2046	41,695	43,400
AbbVie Inc. 2.50% 2020	10,400	10,477
AbbVie Inc. 2.30% 2021	25,485	25,187
AbbVie Inc. 3.20% 2022	5,685	5,755
AbbVie Inc. 2.85% 2023	11,095	10,898
AbbVie Inc. 3.60% 2025	23,000	23,042
AbbVie Inc. 3.20% 2026	36,045	34,713
AbbVie Inc. 4.50% 2035	10,360	10,372
AbbVie Inc. 4.30% 2036	4,730	4,591
AbbVie Inc. 4.45% 2046	38,800	37,261
Aetna Inc. 1.70% 2018	42,635	42,646
Allergan PLC 3.00% 2020	26,950	27,411
Allergan PLC 3.45% 2022	32,390	33,041
Allergan PLC 3.85% 2024	15,000	15,305
Allergan PLC 3.80% 2025	25,550	25,775
Allergan PLC 4.55% 2035	18,870	18,974
Allergan PLC 4.75% 2045	53,080	53,638
AmerisourceBergen Corp. 3.25% 2025	2,170	2,186
AmerisourceBergen Corp. 4.25% 2045	2,045	2,007
Amgen Inc. 1.85% 2021	16,470	16,011
Amgen Inc. 2.70% 2022	21,240	21,294
Amgen Inc. 2.25% 2023	10,250	9,830
Amgen Inc. 4.40% 2045	30,250	29,470
AstraZeneca PLC 3.375% 2025	30,445	30,685
Baxalta Inc. 4.00% 2025	29,020	29,616
Bayer AG 2.375% 20194	8,245	8,304
Becton, Dickinson and Co. 3.734% 2024	2,896	2,986
Biogen Inc. 3.625% 2022	10,210	10,542
Boston Scientific Corp. 3.375% 2022	20,000	20,399
Boston Scientific Corp. 3.85% 2025	72,550	73,780
Catholic Health Initiatives, Series 2012, 1.60% 2017	2,000	1,998
Celgene Corp. 3.55% 2022	10,770	11,088
Celgene Corp. 3.625% 2024	32,655	33,101
Celgene Corp. 3.875% 2025	38,540	39,457

American Balanced Fund — Page 7 of 38

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Celgene Corp. 4.625% 2044	$2,400	$2,379
Celgene Corp. 5.00% 2045	10,000	10,504
EMD Finance LLC 2.40% 20204	24,900	24,904
EMD Finance LLC 2.95% 20224	12,850	12,899
EMD Finance LLC 3.25% 20254	54,600	54,045
Gilead Sciences, Inc. 2.35% 2020	10,000	10,081
Gilead Sciences, Inc. 2.50% 2023	10,215	9,890
Gilead Sciences, Inc. 2.95% 2027	10,000	9,494
Gilead Sciences, Inc. 4.00% 2036	7,320	6,969
Gilead Sciences, Inc. 4.15% 2047	7,205	6,712
Humana Inc. 3.15% 2022	20,000	20,110
Johnson & Johnson 2.25% 2022	28,250	28,291
Johnson & Johnson 2.45% 2026	8,360	8,033
Johnson & Johnson 2.95% 2027	17,000	17,019
Johnson & Johnson 3.625% 2037	17,000	16,923
Johnson & Johnson 3.75% 2047	17,000	16,896
Medtronic, Inc. 3.50% 2025	37,500	38,388
Medtronic, Inc. 3.35% 2027	32,500	32,769
Medtronic, Inc. 4.375% 2035	12,627	13,242
Medtronic, Inc. 4.625% 2045	11,095	11,946
Novartis Capital Corp. 2.40% 2022	28,000	27,849
Pfizer Inc. 7.20% 2039	485	693
Roche Holdings, Inc. 2.875% 20214	22,000	22,428
Roche Holdings, Inc. 1.75% 20224	18,330	17,707
Roche Holdings, Inc. 3.00% 20254	19,000	19,023
Roche Holdings, Inc. 2.375% 20274	19,685	18,562
Shire PLC 1.90% 2019	20,000	19,852
Shire PLC 2.40% 2021	54,555	53,481
Shire PLC 2.875% 2023	38,195	37,108
Shire PLC 3.20% 2026	32,450	31,048
Stryker Corp. 2.625% 2021	5,200	5,234
Teva Pharmaceutical Finance Company BV 1.40% 2018	43,665	43,420
Teva Pharmaceutical Finance Company BV 1.70% 2019	44,530	44,043
Teva Pharmaceutical Finance Company BV 2.20% 2021	31,195	30,044
Teva Pharmaceutical Finance Company BV 2.80% 2023	15,940	15,148
Teva Pharmaceutical Finance Company BV 3.15% 2026	27,795	25,662
Teva Pharmaceutical Finance Company BV 4.10% 2046	30,640	26,491
Thermo Fisher Scientific Inc. 2.40% 2019	10,000	10,088
Thermo Fisher Scientific Inc. 4.15% 2024	11,840	12,441
UnitedHealth Group Inc. 1.40% 2017	10,000	10,001
UnitedHealth Group Inc. 6.00% 2017	20,170	20,362
UnitedHealth Group Inc. 6.00% 2018	35,000	36,352
UnitedHealth Group Inc. 2.125% 2021	26,195	26,012
UnitedHealth Group Inc. 3.35% 2022	15,405	15,948
WellPoint, Inc. 2.25% 2019	15,500	15,564
Zimmer Holdings, Inc. 2.70% 2020	12,915	13,014
Zimmer Holdings, Inc. 3.15% 2022	18,910	18,998
Zimmer Holdings, Inc. 4.25% 2035	1,197	1,129
		1,902,916
Energy 1.73%
Anadarko Petroleum Corp. 4.85% 2021	24,635	26,374
Anadarko Petroleum Corp. 5.55% 2026	13,895	15,446
Anadarko Petroleum Corp. 6.45% 2036	685	810

American Balanced Fund — Page 8 of 38

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Anadarko Petroleum Corp. 6.60% 2046	$27,735	$33,587
APT Pipelines Ltd. 4.20% 20254	27,300	27,929
Boardwalk Pipeline Partners, LP 4.45% 2027	10,090	10,214
Canadian Natural Resources Ltd. 5.70% 2017	11,925	11,980
Canadian Natural Resources Ltd. 3.80% 2024	1,720	1,734
Cenovus Energy Inc. 3.00% 2022	2,000	1,972
Cenovus Energy Inc. 3.80% 2023	20,710	20,947
Chevron Corp. 2.10% 2021	32,000	31,774
Chevron Corp. 2.498% 2022	37,925	38,143
Chevron Corp. 2.566% 2023	13,000	12,900
Chevron Corp. 2.895% 2024	34,000	34,177
Chevron Corp. 3.326% 2025	8,700	8,885
Chevron Corp. 2.954% 2026	6,700	6,627
ConocoPhillips 4.20% 2021	34,295	36,598
ConocoPhillips 4.95% 2026	18,000	20,012
Devon Energy Corp. 5.85% 2025	15,000	17,233
Devon Energy Corp. 5.00% 2045	23,775	23,937
Diamond Offshore Drilling, Inc. 4.875% 2043	14,030	10,242
Enbridge Energy Partners, LP 9.875% 2019	11,250	12,801
Enbridge Energy Partners, LP 4.375% 2020	15,730	16,593
Enbridge Energy Partners, LP 4.20% 2021	300	311
Enbridge Energy Partners, LP 5.875% 2025	48,445	54,235
Enbridge Energy Partners, LP 5.50% 2040	15,000	14,991
Enbridge Energy Partners, LP 7.375% 2045	19,575	23,944
Enbridge Energy Partners, LP, Series B, 6.50% 2018	17,370	18,160
Enbridge Energy Partners, LP, Series B, 7.50% 2038	12,250	14,553
Enbridge Inc. 5.60% 2017	10,000	10,000
Enbridge Inc. 4.00% 2023	37,535	38,624
Enbridge Inc. 3.50% 2024	990	973
Enbridge Inc. 4.25% 2026	7,640	7,813
Enbridge Inc. 5.50% 2046	21,595	23,039
Energy Transfer Partners, LP 4.15% 2020	11,500	11,949
Energy Transfer Partners, LP 4.75% 2026	16,100	16,596
Energy Transfer Partners, LP 4.20% 2027	19,260	19,065
Energy Transfer Partners, LP 6.125% 2045	14,990	16,028
Energy Transfer Partners, LP 5.30% 2047	20,000	19,269
EnLink Midstream Partners, LP 4.40% 2024	16,245	16,461
EnLink Midstream Partners, LP 4.15% 2025	37,740	37,346
EnLink Midstream Partners, LP 4.85% 2026	25,000	25,842
EnLink Midstream Partners, LP 5.05% 2045	9,405	8,886
Enterprise Products Operating LLC 5.20% 2020	6,355	6,926
Enterprise Products Operating LLC 2.85% 2021	21,135	21,244
Enterprise Products Operating LLC 3.90% 2024	16,545	16,957
Enterprise Products Operating LLC 3.95% 2027	550	562
Enterprise Products Operating LLC 4.90% 2046	8,405	8,617
EOG Resources, Inc. 4.15% 2026	10,220	10,695
Exxon Mobil Corp. 2.222% 2021	18,000	18,043
Exxon Mobil Corp. 2.726% 2023	12,000	12,046
Halliburton Co. 3.80% 2025	44,890	45,686
Halliburton Co. 5.00% 2045	32,870	34,656
Kinder Morgan Energy Partners, LP 2.65% 2019	20,000	20,197
Kinder Morgan Energy Partners, LP 9.00% 2019	4,395	4,918
Kinder Morgan Energy Partners, LP 3.50% 2021	3,980	4,048
Kinder Morgan Energy Partners, LP 4.15% 2022	12,855	13,308

American Balanced Fund — Page 9 of 38

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Kinder Morgan Energy Partners, LP 4.25% 2024	$10,545	$10,693
Kinder Morgan Energy Partners, LP 5.40% 2044	13,135	13,031
Kinder Morgan Energy Partners, LP 5.50% 2044	4,571	4,570
Kinder Morgan, Inc. 3.05% 2019	17,150	17,448
Kinder Morgan, Inc. 4.30% 2025	19,285	19,733
Kinder Morgan, Inc. 5.30% 2034	8,205	8,281
Kinder Morgan, Inc. 5.55% 2045	11,835	12,177
MPLX LP 4.125% 2027	22,680	22,595
MPLX LP 5.20% 2047	6,130	6,190
Petróleos Mexicanos 5.50% 2021	9,500	10,082
Petróleos Mexicanos 6.375% 2021	12,110	13,166
Petróleos Mexicanos 5.375% 20224	9,870	10,385
Petróleos Mexicanos 3.50% 2023	22,000	21,019
Petróleos Mexicanos 4.625% 2023	10,000	10,082
Petróleos Mexicanos 6.875% 2026	11,350	12,627
Petróleos Mexicanos 6.50% 20274	21,055	22,676
Petróleos Mexicanos 5.50% 2044	2,173	1,929
Petróleos Mexicanos 5.625% 2046	25,290	22,616
Petróleos Mexicanos 6.75% 2047	29,952	30,479
Phillips 66 Partners LP 3.605% 2025	5,380	5,248
Phillips 66 Partners LP 3.55% 2026	3,350	3,206
Phillips 66 Partners LP 4.90% 2046	20,100	19,205
Pioneer Natural Resources Co. 3.45% 2021	11,530	11,812
Pioneer Natural Resources Co. 4.45% 2026	6,370	6,728
Royal Dutch Shell PLC 1.75% 2021	31,065	30,212
Royal Dutch Shell PLC 3.75% 2046	31,750	29,264
Sabine Pass Liquefaction, LLC 5.625% 2023	25,500	27,696
Sabine Pass Liquefaction, LLC 5.875% 20264	25,000	27,610
Sabine Pass Liquefaction, LLC 4.20% 20284	86,845	85,713
Schlumberger BV 3.00% 20204	14,535	14,868
Schlumberger BV 3.625% 20224	29,365	30,496
Schlumberger BV 4.00% 20254	25,565	26,669
Shell International Finance BV 2.25% 2020	49,450	49,646
Shell International Finance BV 1.875% 2021	46,355	45,421
Shell International Finance BV 2.875% 2026	11,500	11,194
Spectra Energy Partners, LP 4.75% 2024	7,030	7,454
Spectra Energy Partners, LP 3.375% 2026	6,160	5,875
Spectra Energy Partners, LP 4.50% 2045	6,765	6,343
Statoil ASA 3.125% 2017	16,500	16,606
Statoil ASA 2.75% 2021	5,395	5,444
Statoil ASA 3.25% 2024	1,690	1,707
Statoil ASA 4.25% 2041	6,000	6,069
TC PipeLines, LP 4.375% 2025	7,880	7,995
TransCanada PipeLines Ltd. 5.00% 2043	12,000	13,189
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	6,410	6,618
Western Gas Partners LP 3.95% 2025	3,730	3,698
Western Gas Partners LP 4.65% 2026	7,045	7,268
Williams Partners LP 4.50% 2023	12,400	12,995
Williams Partners LP 4.30% 2024	7,870	8,109
Williams Partners LP 3.90% 2025	12,000	12,003
Williams Partners LP 4.00% 2025	4,800	4,828

American Balanced Fund — Page 10 of 38

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Williams Partners LP 5.10% 2045	$13,795	$13,758
Woodside Petroleum Ltd. 3.65% 20254	12,400	12,230
		1,863,859
Consumer discretionary 1.58%
Amazon.com, Inc. 3.80% 2024	49,975	52,996
Amazon.com, Inc. 4.80% 2034	20,000	22,208
Amazon.com, Inc. 4.95% 2044	5,500	6,242
American Honda Finance Corp. 1.20% 2019	25,500	25,163
American Honda Finance Corp. 2.25% 2019	16,500	16,648
American Honda Finance Corp. 1.65% 2021	18,065	17,515
CBS Corp. 3.50% 2025	15,000	14,957
CBS Corp. 4.60% 2045	25,000	24,482
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022	22,500	23,722
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	26,000	27,500
CCO Holdings LLC and CCO Holdings Capital Corp. 6.384% 2035	11,125	12,685
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	18,025	20,868
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 20474	18,035	18,179
Comcast Corp. 6.30% 2017	16,750	17,253
Comcast Corp. 1.625% 2022	10,250	9,835
Comcast Corp. 3.00% 2024	27,500	27,507
Comcast Corp. 3.15% 2026	11,215	11,046
Comcast Corp. 2.35% 2027	27,250	24,989
Comcast Corp. 3.30% 2027	11,250	11,151
Comcast Corp. 3.20% 2036	7,250	6,459
Comcast Corp. 6.45% 2037	15,000	19,154
Comcast Corp. 4.60% 2045	20,000	20,663
DaimlerChrysler North America Holding Corp. 1.375% 20174	15,125	15,124
DaimlerChrysler North America Holding Corp. 2.40% 20174	12,000	12,002
DaimlerChrysler North America Holding Corp. 1.50% 20194	25,500	25,146
DaimlerChrysler North America Holding Corp. 2.25% 20194	13,000	13,047
DaimlerChrysler North America Holding Corp. 2.25% 20204	9,430	9,427
DaimlerChrysler North America Holding Corp. 2.00% 20214	22,525	21,919
DaimlerChrysler North America Holding Corp. 3.45% 20274	23,925	24,021
Ford Motor Co. 5.291% 2046	42,750	42,965
Ford Motor Credit Co. 2.145% 2018	15,485	15,527
Ford Motor Credit Co. 2.375% 2018	8,990	9,031
Ford Motor Credit Co. 2.551% 2018	9,015	9,089
Ford Motor Credit Co. 2.597% 2019	26,735	26,894
Ford Motor Credit Co. 2.943% 2019	21,000	21,294
Ford Motor Credit Co. 2.459% 2020	18,090	18,040
Ford Motor Credit Co. 3.157% 2020	30,400	30,916
Ford Motor Credit Co. 3.219% 2022	16,000	16,114
Ford Motor Credit Co. 3.096% 2023	24,000	23,425
Ford Motor Credit Co. 4.375% 2023	15,475	16,174
Ford Motor Credit Co. 3.664% 2024	10,000	9,850
Ford Motor Credit Co. 3.81% 2024	20,000	20,030
Ford Motor Credit Co. 4.134% 2025	21,355	21,495
General Motors Co. 6.60% 2036	11,785	13,585
General Motors Financial Co. 2.35% 2019	18,000	18,032
General Motors Financial Co. 2.40% 2019	20,435	20,488
General Motors Financial Co. 3.50% 2019	4,685	4,815
General Motors Financial Co. 3.70% 2020	42,325	43,608
General Motors Financial Co. 3.20% 2021	23,600	23,710

American Balanced Fund — Page 11 of 38

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
General Motors Financial Co. 4.20% 2021	$23,000	$24,027
General Motors Financial Co. 4.375% 2021	5,500	5,789
General Motors Financial Co. 3.45% 2022	52,100	52,413
General Motors Financial Co. 3.45% 2022	30,000	30,302
General Motors Financial Co. 3.70% 2023	28,200	28,450
General Motors Financial Co. 4.30% 2025	18,175	18,487
General Motors Financial Co. 4.35% 2027	11,250	11,364
Home Depot, Inc. 2.00% 2021	18,000	17,927
Home Depot, Inc. 4.40% 2021	15,000	16,264
Home Depot, Inc. 2.125% 2026	25,000	23,225
Home Depot, Inc. 5.95% 2041	7,500	9,615
Home Depot, Inc. 4.25% 2046	19,800	20,662
Home Depot, Inc. 3.50% 2056	8,465	7,391
Hyundai Capital America 2.00% 20194	11,960	11,854
Hyundai Capital America 2.55% 20204	8,300	8,305
Hyundai Capital America 2.45% 20214	33,000	32,478
Hyundai Capital America 3.10% 20224	26,390	26,359
Lowe’s Companies, Inc. 2.50% 2026	23,310	22,165
McDonald’s Corp. 2.625% 2022	23,710	23,713
McDonald’s Corp. 3.70% 2026	17,905	18,345
McDonald’s Corp. 3.50% 2027	15,000	15,061
NBCUniversal Enterprise, Inc. 5.25% 20494	475	500
Newell Rubbermaid Inc. 3.15% 2021	43,135	44,167
Newell Rubbermaid Inc. 3.85% 2023	31,830	32,988
Newell Rubbermaid Inc. 4.20% 2026	58,710	61,163
NIKE, Inc. 2.375% 2026	25,500	23,873
NIKE, Inc. 3.375% 2046	7,250	6,430
Nordstrom, Inc. 4.00% 2021	6,245	6,503
Starbucks Corp. 2.10% 2021	1,395	1,400
Thomson Reuters Corp. 1.65% 2017	4,965	4,967
Thomson Reuters Corp. 6.50% 2018	20,815	22,029
Thomson Reuters Corp. 4.30% 2023	4,500	4,760
Thomson Reuters Corp. 3.35% 2026	12,410	12,109
Thomson Reuters Corp. 5.65% 2043	2,000	2,228
Time Warner Cable Inc. 6.75% 2018	20,000	21,154
Time Warner Inc. 3.80% 2027	6,045	5,991
Toyota Motor Credit Corp. 2.15% 2020	18,500	18,596
Toyota Motor Credit Corp. 2.60% 2022	43,170	43,405
Toyota Motor Credit Corp. 2.25% 2023	14,085	13,621
		1,707,070
Utilities 1.06%
Ameren Corp. 3.65% 2026	1,410	1,427
American Electric Power Co., Inc. 2.95% 2022	13,694	13,779
American Electric Power Co., Inc. 2.75% 2026	5,690	5,392
Berkshire Hathaway Energy Co. 2.40% 2020	13,643	13,753
CMS Energy Corp. 8.75% 2019	5,797	6,622
CMS Energy Corp. 5.05% 2022	9,215	10,097
CMS Energy Corp. 3.875% 2024	14,310	14,752
CMS Energy Corp. 3.60% 2025	1,595	1,600
Comision Federal de Electricidad 4.75% 20274	10,725	10,779
Commonwealth Edison Company 2.55% 2026	16,785	15,974
Commonwealth Edison Company 4.35% 2045	8,345	8,720
Consumers Energy Co. 3.375% 2023	1,435	1,488

American Balanced Fund — Page 12 of 38

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Consumers Energy Co. 3.125% 2024	$10,520	$10,543
Consumers Energy Co. 3.25% 2046	10,635	9,499
Dominion Resources, Inc. 1.875% 20184	25,000	24,965
Dominion Resources, Inc. 1.60% 2019	3,660	3,616
Dominion Resources, Inc. 2.962% 2019	11,040	11,202
Dominion Resources, Inc. 2.00% 2021	13,335	12,950
Dominion Resources, Inc. 4.104% 2021	26,180	27,329
Dominion Resources, Inc. 2.75% 2022	36,516	36,363
Duke Energy Carolinas, Inc. 2.50% 2023	2,700	2,675
Duke Energy Corp. 1.80% 2021	10,635	10,282
Duke Energy Corp. 3.75% 2024	24,295	25,024
Duke Energy Corp. 2.65% 2026	10,250	9,531
Duke Energy Corp. 3.75% 2046	10,250	9,276
Duke Energy Florida, LLC 3.20% 2027	23,075	23,219
Duke Energy Ohio, Inc. 3.70% 2046	7,475	7,008
Duke Energy Progress Inc. 4.15% 2044	26,190	26,652
Duke Energy Progress Inc. 3.70% 2046	29,270	28,043
E.ON International Finance BV 5.80% 20184	24,450	25,473
Electricité de France SA 2.35% 20204	4,600	4,599
Electricité de France SA 6.95% 20394	9,000	11,479
Emera Inc. 6.75% 2076	11,600	12,717
Emera US Finance LP 2.15% 2019	9,165	9,166
Emera US Finance LP 2.70% 2021	11,940	11,883
Emera US Finance LP 3.55% 2026	17,715	17,446
Enersis Américas SA 4.00% 2026	4,330	4,294
Entergy Corp. 2.95% 2026	24,040	22,857
Eversource Energy 2.50% 2021	10,200	10,120
Eversource Energy 2.70% 2026	4,085	3,886
Exelon Corp. 2.85% 2020	15,000	15,206
Exelon Corp. 2.50% 2022	29,350	29,652
Exelon Corp. 3.40% 2026	2,840	2,798
Exelon Corp. 4.45% 2046	12,640	12,570
FirstEnergy Corp. 7.375% 2031	17,250	22,534
Great Plains Energy Inc. 3.15% 2022	10,925	11,046
Great Plains Energy Inc. 3.90% 2027	13,200	13,335
MidAmerican Energy Co. 2.40% 2019	5,500	5,567
MidAmerican Energy Co. 3.10% 2027	21,335	21,306
MidAmerican Energy Holdings Co. 5.75% 2018	15,300	15,905
MidAmerican Energy Holdings Co. 3.75% 2023	20,000	20,929
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	8,450	9,571
National Rural Utilities Cooperative Finance Corp. 2.15% 2019	18,000	18,108
National Rural Utilities Cooperative Finance Corp. 2.00% 2020	14,460	14,411
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	13,625	13,650
National Rural Utilities Cooperative Finance Corp. 2.70% 2023	5,400	5,354
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	11,500	11,536
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	15,500	15,682
Niagara Mohawk Power Corp. 3.508% 20244	6,375	6,530
Northeast Utilities 1.60% 2018	10,000	9,995
Northeast Utilities 3.15% 2025	8,845	8,814
Northern States Power Co. 4.125% 2044	18,000	18,383
NV Energy, Inc 6.25% 2020	10,168	11,428
Ohio Power Co., Series G, 6.60% 2033	165	205
Pacific Gas and Electric Co. 3.25% 2023	6,742	6,872
Pacific Gas and Electric Co. 3.85% 2023	21,430	22,544

American Balanced Fund — Page 13 of 38

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 3.40% 2024	$3,369	$3,435
Pacific Gas and Electric Co. 3.75% 2024	20,000	20,940
Pacific Gas and Electric Co. 2.95% 2026	11,205	10,984
Pacific Gas and Electric Co. 3.30% 2027	11,325	11,406
Pacific Gas and Electric Co. 4.75% 2044	4,930	5,435
Pacific Gas and Electric Co. 4.30% 2045	3,170	3,276
PacifiCorp. 3.35% 2025	7,800	7,895
PacifiCorp., First Mortgage Bonds, 5.65% 2018	2,465	2,590
PacifiCorp., First Mortgage Bonds, 3.60% 2024	18,405	19,120
PG&E Corp. 2.40% 2019	9,380	9,450
Public Service Electric and Gas Co., 1.90% 2021	6,810	6,723
Public Service Electric and Gas Co., 2.375% 2023	2,075	2,043
Public Service Electric and Gas Co., 3.05% 2024	13,425	13,431
Public Service Enterprise Group Inc. 2.00% 2021	7,985	7,742
Public Service Enterprise Group Inc. 2.25% 2026	3,875	3,613
Puget Energy, Inc. 6.50% 2020	5,750	6,444
Puget Energy, Inc. 6.00% 2021	13,200	14,719
Puget Energy, Inc. 5.625% 2022	14,950	16,558
Puget Energy, Inc. 3.65% 2025	9,400	9,333
Sierra Pacific Power Co. 2.60% 2026	8,000	7,675
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	14,000	14,323
Southern California Edison Co. 1.845% 20226	11,018	10,879
Tampa Electric Co. 4.35% 2044	11,410	11,352
Teco Finance, Inc. 5.15% 2020	5,627	6,010
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20184,6	207	211
Virginia Electric and Power Co. 3.50% 2027	29,000	29,654
Virginia Electric and Power Co., Series B, 5.95% 2017	8,000	8,157
Xcel Energy Inc. 4.70% 2020	4,845	5,150
Xcel Energy Inc. 2.60% 2022	5,590	5,570
Xcel Energy Inc. 3.30% 2025	5,795	5,813
		1,140,342
Information technology 1.05%
Alphabet Inc. 1.998% 2026	38,850	35,920
Apple Inc. 1.90% 2020	22,250	22,318
Apple Inc. 1.55% 2021	43,665	42,371
Apple Inc. 2.25% 2021	23,000	23,080
Apple Inc. 2.50% 2022	44,750	44,974
Apple Inc. 3.00% 2024	45,460	45,882
Apple Inc. 3.35% 2027	11,250	11,369
Apple Inc. 4.25% 2047	7,425	7,531
Broadcom Ltd. 2.375% 20204	15,000	15,007
Broadcom Ltd. 3.00% 20224	75,500	75,356
Broadcom Ltd. 3.625% 20244	75,500	76,151
Broadcom Ltd. 3.875% 20274	126,135	127,182
Cisco Systems, Inc. 1.85% 2021	30,025	29,461
Cisco Systems, Inc. 2.20% 2023	10,000	9,689
Cisco Systems, Inc. 2.50% 2026	10,000	9,505
Dell Inc. 4.42% 20214	50,695	53,059
Harris Corp. 3.832% 2025	6,615	6,745
Harris Corp. 4.854% 2035	8,245	8,832
Intel Corp. 3.70% 2025	22,000	23,022
Intel Corp. 4.90% 2045	14,540	16,310
Microsoft Corp. 1.55% 2021	51,435	50,177

American Balanced Fund — Page 14 of 38

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Microsoft Corp. 2.40% 2022	$70,135	$70,596
Microsoft Corp. 2.875% 2024	86,170	86,780
Microsoft Corp. 2.40% 2026	27,000	25,560
Microsoft Corp. 3.30% 2027	36,160	36,788
Microsoft Corp. 4.20% 2035	18,000	18,903
Microsoft Corp. 4.10% 2037	10,750	11,076
Microsoft Corp. 3.70% 2046	15,000	14,088
Oracle Corp. 2.375% 2019	17,500	17,744
Oracle Corp. 2.80% 2021	6,100	6,228
Oracle Corp. 2.65% 2026	31,000	29,551
Visa Inc. 2.80% 2022	23,000	23,215
Visa Inc. 3.15% 2025	49,000	49,219
Visa Inc. 4.30% 2045	10,000	10,522
		1,134,211
Consumer staples 0.73%
Altria Group, Inc. 9.25% 2019	5,067	5,889
Altria Group, Inc. 2.625% 2020	14,760	14,952
Altria Group, Inc. 2.95% 2023	12,000	11,950
Altria Group, Inc. 4.00% 2024	7,400	7,792
Altria Group, Inc. 2.625% 2026	18,585	17,607
Altria Group, Inc. 9.95% 2038	13,500	22,510
Altria Group, Inc. 4.50% 2043	13,700	13,944
Altria Group, Inc. 5.375% 2044	6,825	7,811
Altria Group, Inc. 3.875% 2046	12,970	12,050
Anheuser-Busch InBev NV 2.20% 2018	18,700	18,830
Anheuser-Busch InBev NV 7.75% 2019	20,000	22,011
Anheuser-Busch InBev NV 3.30% 2023	22,345	22,769
Anheuser-Busch InBev NV 3.65% 2026	11,385	11,532
British American Tobacco International Finance PLC 2.125% 20174	16,000	16,013
British American Tobacco International Finance PLC 3.50% 20224	17,905	18,283
British American Tobacco International Finance PLC 3.95% 20254	16,500	16,896
Imperial Tobacco Finance PLC 2.05% 20184	16,000	16,021
Imperial Tobacco Finance PLC 3.50% 20234	17,000	17,208
Kraft Foods Inc. 2.25% 2017	4,725	4,733
Kraft Foods Inc. 3.50% 2022	23,285	23,844
Kraft Heinz Co. 4.375% 2046	5,290	4,963
Kroger Co. 2.60% 2021	6,100	6,102
Kroger Co. 3.50% 2026	16,135	16,204
Mead Johnson Nutrition Co. 3.00% 2020	6,525	6,656
Mead Johnson Nutrition Co. 4.125% 2025	3,355	3,521
Molson Coors Brewing Co. 1.45% 2019	7,465	7,372
Molson Coors Brewing Co. 1.90% 20194	10,015	10,014
Molson Coors Brewing Co. 2.25% 20204	8,590	8,598
Molson Coors Brewing Co. 2.10% 2021	11,385	11,139
Molson Coors Brewing Co. 3.00% 2026	9,670	9,213
Molson Coors Brewing Co. 4.20% 2046	10,475	9,846
PepsiCo, Inc. 1.35% 2019	13,215	13,119
Pernod Ricard SA 4.45% 20224	9,600	10,229
Philip Morris International Inc. 2.00% 2020	23,400	23,353
Philip Morris International Inc. 1.875% 2021	25,020	24,553
Philip Morris International Inc. 2.625% 2022	30,160	30,146
Philip Morris International Inc. 3.25% 2024	10,000	10,061
Philip Morris International Inc. 3.375% 2025	27,395	27,712

American Balanced Fund — Page 15 of 38

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International Inc. 4.25% 2044	$6,000	$5,952
Procter & Gamble Co. 1.70% 2021	8,270	8,121
Procter & Gamble Co. 2.45% 2026	15,000	14,365
Reynolds American Inc. 2.30% 2018	5,900	5,937
Reynolds American Inc. 3.25% 2022	11,420	11,434
Reynolds American Inc. 4.00% 2022	6,695	7,034
Reynolds American Inc. 4.85% 2023	12,000	13,037
Reynolds American Inc. 4.45% 2025	34,365	36,230
Reynolds American Inc. 5.70% 2035	1,555	1,783
Reynolds American Inc. 6.15% 2043	1,975	2,388
Reynolds American Inc. 5.85% 2045	32,595	38,449
The JM Smucker Co. 3.50% 2025	5,775	5,872
Walgreens Boots Alliance, Inc. 2.60% 2021	23,146	23,193
Walgreens Boots Alliance, Inc. 3.30% 2021	20,000	20,537
Walgreens Boots Alliance, Inc. 3.45% 2026	17,660	17,249
Wal-Mart Stores, Inc. 3.30% 2024	12,295	12,778
WM. Wrigley Jr. Co 3.375% 20204	22,500	23,281
		783,086
Real estate 0.66%
Alexandria Real Estate Equities, Inc. 4.30% 2026	15,720	16,157
Alexandria Real Estate Equities, Inc. 3.95% 2028	2,680	2,678
American Campus Communities, Inc. 3.35% 2020	16,070	16,340
American Campus Communities, Inc. 3.75% 2023	7,915	8,102
American Campus Communities, Inc. 4.125% 2024	14,235	14,673
American Tower Corp. 3.40% 2019	13,550	13,858
AvalonBay Communities, Inc. 3.625% 2020	15,000	15,556
Boston Properties, Inc. 3.70% 2018	20,000	20,504
Brandywine Operating Partnership, LP 3.95% 2023	1,639	1,639
Corporate Office Properties LP 3.60% 2023	12,100	11,776
Corporate Office Properties LP 5.25% 2024	30,030	31,635
Corporate Office Properties LP 5.00% 2025	6,735	7,031
DDR Corp. 3.50% 2021	7,000	7,083
DDR Corp. 3.625% 2025	15,075	14,525
DDR Corp. 4.25% 2026	7,370	7,337
Developers Diversified Realty Corp. 7.875% 2020	6,365	7,367
EPR Properties 4.50% 2025	4,460	4,462
EPR Properties 4.75% 2026	43,650	43,986
ERP Operating LP 4.75% 2020	12,000	12,846
Essex Portfolio L.P. 3.875% 2024	27,215	27,826
Essex Portfolio L.P. 3.50% 2025	21,965	21,795
Essex Portfolio L.P. 3.375% 2026	2,395	2,331
HCP, Inc. 5.375% 2021	15,000	16,350
Hospitality Properties Trust 6.70% 2018	23,400	23,714
Hospitality Properties Trust 4.25% 2021	30,925	32,156
Hospitality Properties Trust 5.00% 2022	4,350	4,638
Hospitality Properties Trust 4.50% 2023	30,950	32,047
Hospitality Properties Trust 4.95% 2027	11,000	11,315
Kimco Realty Corp. 3.40% 2022	10,650	10,761
Kimco Realty Corp. 3.125% 2023	11,705	11,575
Kimco Realty Corp. 2.70% 2024	9,275	8,806
Kimco Realty Corp. 2.80% 2026	10,000	9,207
Kimco Realty Corp. 3.80% 2027	10,360	10,317
Prologis, Inc. 4.25% 2023	20,000	21,283

American Balanced Fund — Page 16 of 38

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Scentre Group 2.375% 20194	$14,845	$14,896
Scentre Group 2.375% 20214	20,430	20,167
Scentre Group 3.25% 20254	11,492	11,264
Scentre Group 3.50% 20254	20,415	20,423
Scentre Group 3.75% 20274	13,620	13,733
Select Income REIT 3.60% 2020	8,000	8,077
Simon Property Group, LP 1.50% 20184	13,825	13,816
Simon Property Group, LP 3.30% 2026	14,600	14,424
WEA Finance LLC 2.70% 20194	5,395	5,448
WEA Finance LLC 3.25% 20204	32,500	33,148
WEA Finance LLC 3.75% 20244	22,800	23,097
Westfield Corp. Ltd. 3.15% 20224	36,515	36,536
		716,705
Industrials 0.53%
3M Co. 1.625% 2021	15,000	14,664
3M Co. 2.25% 2026	10,000	9,376
American Airlines, Inc., Series 2013-2, Class A, 4.95% 20246	8,881	9,457
Canadian National Railway Co. 3.20% 2046	17,110	15,019
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20196	312	319
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20196	177	179
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20206	3,354	3,568
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 20226	1,521	1,607
ERAC USA Finance Co. 2.80% 20184	9,900	10,023
ERAC USA Finance Co. 2.70% 20234	25,500	24,473
FedEx Corp. 4.75% 2045	65,685	67,515
Fortive Corp. 1.80% 20194	8,000	7,953
Fortive Corp. 2.35% 20214	6,505	6,431
General Electric Capital Corp. 2.342% 2020	18,286	18,366
General Electric Capital Corp., Series A, 6.00% 2019	2,577	2,831
General Electric Co. 2.70% 2022	11,000	11,092
General Electric Co. 4.125% 2042	11,000	11,245
General Electric Corp. 5.25% 2017	11,000	11,280
Honeywell International Inc. 1.85% 2021	17,905	17,565
Honeywell International Inc. 2.50% 2026	10,000	9,473
Johnson Controls, Inc. 1.40% 2017	10,000	9,981
Lockheed Martin Corp. 3.10% 2023	4,710	4,780
Lockheed Martin Corp. 3.55% 2026	48,050	48,864
Lockheed Martin Corp. 4.70% 2046	11,490	12,492
Rockwell Collins, Inc. 1.95% 2019	8,465	8,475
Rockwell Collins, Inc. 2.80% 2022	33,810	33,927
Rockwell Collins, Inc. 3.20% 2024	34,345	34,323
Roper Technologies, Inc. 2.80% 2021	9,660	9,680
Roper Technologies, Inc. 3.80% 2026	8,325	8,377
Siemens AG 1.70% 20214	25,500	24,598
Siemens AG 2.70% 20224	55,520	55,610
Southwest Airlines Co. 2.75% 2019	6,255	6,362
Union Pacific Corp. 5.70% 2018	11,150	11,757
United Technologies Corp. 3.10% 2022	30,000	30,894
Waste Management, Inc. 2.90% 2022	15,000	15,275
		567,831

American Balanced Fund — Page 17 of 38

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services 0.49%	Principal amount (000)	Value (000)
AT&T Inc. 3.00% 2022	$30,000	$29,861
AT&T Inc. 3.20% 2022	34,897	35,200
AT&T Inc. 4.250% 2027	36,350	36,952
AT&T Inc. 5.25% 2037	26,250	26,816
AT&T Inc. 5.45% 2047	11,250	11,497
British Telecommunications PLC 2.35% 2019	13,285	13,363
Deutsche Telekom International Finance BV 1.95% 20214	10,000	9,669
Deutsche Telekom International Finance BV 2.82% 20224	45,985	45,766
Deutsche Telekom International Finance BV 2.485% 20234	6,315	6,045
Deutsche Telekom International Finance BV 3.60% 20274	47,214	47,099
Deutsche Telekom International Finance BV 9.25% 2032	6,194	9,635
France Télécom 4.125% 2021	20,000	21,110
France Télécom 9.00% 2031	1,690	2,488
Orange SA 1.625% 2019	20,000	19,728
Orange SA 2.75% 2019	14,870	15,050
Orange SA 5.50% 2044	14,000	15,972
SoftBank Group Corp. 3.36% 20234,6	15,000	15,037
Telefónica Emisiones, SAU 3.192% 2018	15,000	15,198
Verizon Communications Inc. 2.946% 20224	41,575	41,440
Verizon Communications Inc. 4.125% 2027	26,900	27,417
Verizon Communications Inc. 4.272% 2036	49,415	45,770
Verizon Communications Inc. 4.125% 2046	47,649	41,266
		532,379
Materials 0.15%
BHP Billiton Finance Ltd. 6.25% 20754	3,175	3,446
BHP Billiton Finance Ltd. 6.75% 20754	12,825	14,537
Chevron Phillips Chemical Company LLC 2.45% 20204	16,880	16,960
CRH America, Inc. 3.875% 20254	7,700	7,914
Eastman Chemical Co. 2.70% 2020	21,000	21,295
Eastman Chemical Co. 3.80% 2025	7,405	7,575
Ecolab Inc. 4.35% 2021	1,000	1,081
Ecolab Inc. 5.50% 2041	1,500	1,779
Georgia-Pacific Corp. 2.539% 20194	21,000	21,179
Holcim Ltd. 5.15% 20234	12,500	13,730
International Paper Co. 7.30% 2039	6,425	8,318
Monsanto Co. 4.40% 2044	13,090	12,782
Praxair, Inc. 1.05% 2017	16,000	15,976
Praxair, Inc. 2.25% 2020	12,034	12,109
Rohm and Haas Co. 6.00% 2017	5,003	5,102
		163,783
Total corporate bonds & notes		13,818,178
U.S. Treasury bonds & notes 11.97% U.S. Treasury 9.60%
U.S. Treasury 0.625% 2018	437,930	435,688
U.S. Treasury 0.75% 2018	153,998	153,499
U.S. Treasury 1.125% 2018	80,000	80,003
U.S. Treasury 1.25% 2018	255,000	255,219
U.S. Treasury 0.75% 2019	76,000	74,929
U.S. Treasury 0.875% 2019	250,000	246,927
U.S. Treasury 0.875% 2019	35,000	34,695
U.S. Treasury 1.00% 2019	95,000	94,529

American Balanced Fund — Page 18 of 38

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Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.125% 2019	$500,000	$499,060
U.S. Treasury 1.125% 2019	40,000	39,926
U.S. Treasury 1.375% 2019	112,000	111,795
U.S. Treasury 1.50% 2019	47,000	47,203
U.S. Treasury 1.50% 2019	44,000	44,073
U.S. Treasury 1.625% 2019	492,070	495,569
U.S. Treasury 1.75% 2019	110,000	110,990
U.S. Treasury 1.25% 2020	617,000	613,101
U.S. Treasury 1.375% 2020	276,875	273,863
U.S. Treasury 1.375% 2020	118,000	117,493
U.S. Treasury 1.50% 2020	101,000	100,750
U.S. Treasury 1.625% 2020	143,120	143,645
U.S. Treasury 1.125% 2021	224,250	217,294
U.S. Treasury 1.125% 2021	4,000	3,871
U.S. Treasury 1.25% 2021	100,900	98,837
U.S. Treasury 1.375% 2021	246,960	243,530
U.S. Treasury 1.375% 2021	101,350	99,659
U.S. Treasury 1.75% 2021	200,250	198,974
U.S. Treasury 2.00% 2021	331,750	333,084
U.S. Treasury 2.25% 2021	97,270	98,896
U.S. Treasury 1.875% 2022	620,357	618,856
U.S. Treasury 2.00% 2022	35,000	35,152
U.S. Treasury 1.375% 2023	240,360	228,811
U.S. Treasury 1.375% 2023	100,000	95,301
U.S. Treasury 1.375% 2023	36,935	35,287
U.S. Treasury 1.625% 2023	27,675	26,750
U.S. Treasury 1.75% 2023	12,920	12,681
U.S. Treasury 2.125% 2023	100,000	99,664
U.S. Treasury 2.25% 2023	738,250	740,959
U.S. Treasury 2.125% 2024	73,000	72,584
U.S. Treasury 2.25% 2024	100,000	100,324
U.S. Treasury 2.25% 2024	75,000	74,824
U.S. Treasury 2.00% 2025	30,000	29,341
U.S. Treasury 2.125% 2025	25,000	24,629
U.S. Treasury 2.25% 2025	43,000	42,634
U.S. Treasury 1.625% 2026	139,362	130,755
U.S. Treasury 1.625% 2026	8,500	7,994
U.S. Treasury 2.00% 2026	183,040	176,840
U.S. Treasury 2.25% 2027	544,030	537,230
U.S. Treasury 5.375% 2031	20,000	26,720
U.S. Treasury 2.75% 2042	32,950	31,426
U.S. Treasury 2.875% 2043	36,410	35,465
U.S. Treasury 3.125% 2043	48,025	49,000
U.S. Treasury 3.125% 2044	39,797	40,587
U.S. Treasury 3.625% 2044	25,000	27,867
U.S. Treasury 2.50% 2045	115,000	103,342
U.S. Treasury 2.875% 2045	110,000	106,685
U.S. Treasury 3.00% 2045	110,500	109,828
U.S. Treasury 3.00% 2045	25,000	24,856
U.S. Treasury 2.50% 2046	76,255	68,286
U.S. Treasury 2.875% 2046	1,258,408	1,221,159
U.S. Treasury 3.00% 2047	143,750	143,250
		10,346,189

American Balanced Fund — Page 19 of 38

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Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 2.37%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 20177	$106,896	$107,063
U.S. Treasury Inflation-Protected Security 2.625% 20177	117,147	118,928
U.S. Treasury Inflation-Protected Security 2.125% 20197	56,543	59,517
U.S. Treasury Inflation-Protected Security 0.125% 20217	102,442	103,613
U.S. Treasury Inflation-Protected Security 0.125% 20247	99,184	98,394
U.S. Treasury Inflation-Protected Security 0.625% 20247	341,876	350,493
U.S. Treasury Inflation-Protected Security 0.375% 20257	420,630	422,248
U.S. Treasury Inflation-Protected Security 2.375% 20257	64,403	74,394
U.S. Treasury Inflation-Protected Security 0.125% 20267	162,064	158,350
U.S. Treasury Inflation-Protected Security 0.625% 20267	122,995	125,392
U.S. Treasury Inflation-Protected Security 0.375% 20277	275,903	275,068
U.S. Treasury Inflation-Protected Security 1.75% 20287	31,175	35,292
U.S. Treasury Inflation-Protected Security 0.75% 20427	52,129	50,247
U.S. Treasury Inflation-Protected Security 1.375% 20447	307,036	339,369
U.S. Treasury Inflation-Protected Security 1.00% 20467	229,992	233,926
		2,552,294
Total U.S. Treasury bonds & notes		12,898,483
Mortgage-backed obligations 6.60%
Aventura Mall Trust, Series A, 3.743% 20324,5,6	9,200	9,684
Banc of America Commercial Mortgage Inc., Series 2007-2, Class AM, 5.797% 20495,6	668	667
Banc of America Commercial Mortgage Inc., Series 2007-4, Class AM, 5.961% 20515,6	1,250	1,262
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A4, 6.231% 20515,6	20,040	20,356
Bank of Nova Scotia 2.125% 20196	16,225	16,305
Barclays Bank PLC 2.25% 20174,6	2,850	2,853
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A1A, 5.65% 20505,6	1,328	1,340
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A4, 5.694% 20505,6	7,557	7,612
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AM, 6.084% 20505,6	6,425	6,558
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1, 3.465% 20335,6	1,812	1,835
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 20486	3,370	3,433
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A4, 3.712% 20506	26,775	27,577
Commercial Mortgage Trust, Series 2007-C9, Class A1A, 5.808% 20495,6	70	70
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 20506	15,265	15,926
Commonwealth Bank of Australia 1.875% 20184,6	5,700	5,711
Commonwealth Bank of Australia 2.00% 20194,6	23,500	23,530
Connecticut Avenue Securities, Series 2013-C01, Class M1, (1-month USD-LIBOR + 2.00%) 2.982% 20234,5,6	275	278
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 1.932% 20245,6	276	278
Connecticut Avenue Securities, Series 2014-C03, Class 2M1, (1-month USD-LIBOR + 1.20%) 2.182% 20245,6	483	484
Connecticut Avenue Securities, Series 2014-C03, Class 1M1, (1-month USD-LIBOR + 1.20%) 2.182% 20245,6	238	239
Connecticut Avenue Securities, Series 2014-C01, Class M1, (1-month USD-LIBOR + 1.60%) 2.582% 20244,5,6	727	735
Connecticut Avenue Securities, Series 2014-C04, Class 1M1, (1-month USD-LIBOR + 1.95%) 2.932% 20245,6	681	682
Connecticut Avenue Securities, Series 2015-C03, Class 2M1, (1-month USD-LIBOR + 1.50%) 2.482% 20255,6	176	176
Connecticut Avenue Securities, Series 2015-C03, Class 1M1, (1-month USD-LIBOR + 1.50%) 2.482% 20255,6	119	120
Connecticut Avenue Securities, Series 2015-C04, Class 2M1, (1-month USD-LIBOR + 1.70%) 2.682% 20285,6	1,475	1,479
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 20344,6	19,570	20,002
Credit Mutuel-CIC Home Loan SFH 1.50% 20174,6	800	800
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 20326	539	590
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 20326	368	407
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 20336	516	556
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 20336	838	894
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 20346	2,472	2,523
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 20405,6	10,831	10,880
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 20486	5,600	5,880

American Balanced Fund — Page 20 of 38

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 20464,6	$9,500	$10,235
DNB ASA 1.45% 20194,6	925	924
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, (1-month USD-LIBOR + 0.85%) 1.697% 20314,5,6	8,992	9,005
Fannie Mae 11.00% 20186	4	4
Fannie Mae 4.50% 20256	3,401	3,597
Fannie Mae 4.50% 20256	2,453	2,582
Fannie Mae 2.50% 20276	23,103	23,376
Fannie Mae 2.50% 20276	22,204	22,469
Fannie Mae 2.50% 20276	1,486	1,504
Fannie Mae 2.50% 20276	1,103	1,109
Fannie Mae 2.50% 20276	749	758
Fannie Mae 2.50% 20286	2,337	2,350
Fannie Mae 2.50% 20286	2,098	2,123
Fannie Mae 2.50% 20286	1,836	1,857
Fannie Mae 2.50% 20286	756	765
Fannie Mae 2.50% 20286	613	621
Fannie Mae 2.50% 20286	317	320
Fannie Mae 2.50% 20326,8	1,900	1,898
Fannie Mae 5.50% 20336	2,621	2,936
Fannie Mae 5.50% 20336	2,388	2,676
Fannie Mae 5.50% 20336	273	306
Fannie Mae 4.50% 20346	8,921	9,610
Fannie Mae 3.00% 20356	33,930	34,439
Fannie Mae 3.50% 20356	37,997	39,510
Fannie Mae 3.50% 20356	26,305	27,351
Fannie Mae 3.50% 20356	25,456	26,435
Fannie Mae 3.50% 20356	10,558	10,978
Fannie Mae 5.00% 20356	956	1,051
Fannie Mae 5.50% 20356	1,089	1,219
Fannie Mae 5.50% 20356	619	693
Fannie Mae 6.50% 20356	2,479	2,891
Fannie Mae 3.00% 20366	103,327	104,592
Fannie Mae 3.00% 20366	29,754	30,118
Fannie Mae 3.00% 20366	5,890	5,962
Fannie Mae 5.50% 20366	221	247
Fannie Mae 5.50% 20366	181	202
Fannie Mae 6.00% 20366	697	789
Fannie Mae 3.00% 20376	139,550	141,258
Fannie Mae 3.00% 20376	101,595	102,916
Fannie Mae 3.00% 20376	82,641	83,653
Fannie Mae 3.00% 20376	50,272	50,888
Fannie Mae 3.00% 20376	25,889	26,206
Fannie Mae 3.00% 20376	15,859	16,053
Fannie Mae 6.00% 20376	8,337	9,469
Fannie Mae 6.50% 20376	1,637	1,861
Fannie Mae 6.50% 20376	1,488	1,661
Fannie Mae 6.50% 20376	636	703
Fannie Mae 7.00% 20376	389	427
Fannie Mae 7.00% 20376	344	377
Fannie Mae 7.00% 20376	166	182
Fannie Mae 5.50% 20386	452	503
Fannie Mae 6.50% 20386	2,295	2,582
Fannie Mae 5.50% 20396	71	80
Fannie Mae 6.00% 20396	11,266	12,734

American Balanced Fund — Page 21 of 38

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 20406	$3,332	$3,527
Fannie Mae 4.50% 20406	13,921	14,993
Fannie Mae 4.50% 20406	11,595	12,489
Fannie Mae 4.50% 20406	9,046	9,738
Fannie Mae 5.00% 20406	10,305	11,280
Fannie Mae 5.00% 20406	2,586	2,847
Fannie Mae 5.00% 20406	1,383	1,513
Fannie Mae 5.00% 20406	1,108	1,213
Fannie Mae 4.00% 20416	11,323	11,976
Fannie Mae 4.00% 20416	8,786	9,292
Fannie Mae 4.00% 20416	7,473	7,850
Fannie Mae 4.00% 20416	5,185	5,490
Fannie Mae 4.00% 20416	3,101	3,283
Fannie Mae 4.00% 20416	2,599	2,752
Fannie Mae 4.00% 20416	1,668	1,769
Fannie Mae 4.50% 20416	7,285	7,844
Fannie Mae 5.00% 20416	2,013	2,204
Fannie Mae 5.00% 20416	1,594	1,745
Fannie Mae 5.00% 20416	1,452	1,588
Fannie Mae 5.00% 20416	1,422	1,555
Fannie Mae 5.00% 20416	1,398	1,530
Fannie Mae 5.00% 20416	1,315	1,439
Fannie Mae 5.00% 20416	1,114	1,220
Fannie Mae 5.00% 20416	781	855
Fannie Mae 5.00% 20416	576	634
Fannie Mae 5.00% 20416	500	548
Fannie Mae 5.00% 20416	405	442
Fannie Mae 5.00% 20416	219	240
Fannie Mae 5.00% 20416	189	207
Fannie Mae 5.00% 20416	144	158
Fannie Mae 5.00% 20416	139	152
Fannie Mae 5.00% 20416	75	83
Fannie Mae 5.00% 20416	38	42
Fannie Mae 5.00% 20416	28	30
Fannie Mae 5.00% 20416	26	28
Fannie Mae 3.50% 20426	20,124	20,691
Fannie Mae 4.00% 20426	25,524	27,024
Fannie Mae 4.00% 20426	13,367	14,133
Fannie Mae 4.00% 20426	9,024	9,564
Fannie Mae 4.00% 20426	8,671	9,182
Fannie Mae 4.00% 20426	6,826	7,218
Fannie Mae 4.00% 20426	2,860	3,016
Fannie Mae 4.00% 20426	1,918	2,018
Fannie Mae 5.00% 20426	253	277
Fannie Mae 3.00% 20436	29,274	29,204
Fannie Mae 3.00% 20436	28,282	28,216
Fannie Mae 3.00% 20436	16,969	16,929
Fannie Mae 3.00% 20436	16,378	16,336
Fannie Mae 3.00% 20436	15,930	15,889
Fannie Mae 3.00% 20436	12,981	12,950
Fannie Mae 3.00% 20436	12,821	12,787
Fannie Mae 3.00% 20436	12,770	12,737
Fannie Mae 3.00% 20436	10,707	10,678
Fannie Mae 3.00% 20436	8,915	8,894
Fannie Mae 3.00% 20436	6,658	6,641

American Balanced Fund — Page 22 of 38

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 3.00% 20436	$3,683	$3,673
Fannie Mae 3.00% 20436	3,648	3,639
Fannie Mae 3.00% 20436	3,610	3,602
Fannie Mae 3.00% 20436	3,489	3,480
Fannie Mae 3.50% 20436	26,414	27,159
Fannie Mae 3.50% 20436	17,141	17,621
Fannie Mae 3.50% 20436	13,050	13,407
Fannie Mae 3.50% 20436	5,433	5,582
Fannie Mae 3.50% 20436	2,511	2,579
Fannie Mae 3.50% 20436	1,623	1,669
Fannie Mae 4.00% 20436	13,083	13,832
Fannie Mae 4.00% 20436	8,179	8,650
Fannie Mae 4.00% 20436	3,320	3,491
Fannie Mae 4.00% 20436	559	594
Fannie Mae 4.00% 20436	423	449
Fannie Mae 4.00% 20436	345	365
Fannie Mae 4.50% 20436	14,876	15,982
Fannie Mae 3.50% 20446	18,648	19,106
Fannie Mae 3.50% 20446	15,389	15,759
Fannie Mae 3.50% 20446	1,672	1,714
Fannie Mae 3.50% 20456	21,271	21,862
Fannie Mae 3.50% 20456	19,835	20,371
Fannie Mae 4.00% 20456	77,253	81,709
Fannie Mae 4.00% 20456	72,242	76,396
Fannie Mae 4.00% 20456	55,094	57,824
Fannie Mae 4.00% 20456	40,300	42,620
Fannie Mae 4.00% 20456	35,405	37,446
Fannie Mae 4.00% 20456	23,652	25,018
Fannie Mae 4.00% 20456	17,304	18,304
Fannie Mae 4.00% 20456	13,735	14,414
Fannie Mae 3.00% 20466	199,359	197,906
Fannie Mae 3.50% 20466	74,912	76,700
Fannie Mae 3.50% 20466	64,647	66,191
Fannie Mae 3.50% 20466	34,739	35,632
Fannie Mae 3.50% 20466	29,036	29,845
Fannie Mae 3.50% 20466	26,257	26,927
Fannie Mae 3.50% 20466	21,629	22,179
Fannie Mae 3.50% 20466	15,460	15,855
Fannie Mae 3.50% 20466	11,460	11,734
Fannie Mae 4.00% 20466	117,727	123,593
Fannie Mae 4.00% 20466	38,266	40,172
Fannie Mae 4.00% 20466	30,795	32,329
Fannie Mae 4.00% 20466	4,752	5,013
Fannie Mae 4.00% 20466	4,531	4,757
Fannie Mae 4.00% 20466	4,111	4,316
Fannie Mae 4.00% 20466	3,201	3,374
Fannie Mae 4.50% 20466	4,830	5,193
Fannie Mae 4.50% 20466	2,768	2,976
Fannie Mae 3.50% 20476,8	13,225	13,472
Fannie Mae 3.50% 20476	3,804	3,902
Fannie Mae 3.50% 20476	2,285	2,344
Fannie Mae 4.00% 20476,8	200,750	210,176
Fannie Mae 4.00% 20476,8	50,000	52,449
Fannie Mae 4.00% 20476,8	50,000	52,233
Fannie Mae 4.50% 20476,8	269,660	288,747

American Balanced Fund — Page 23 of 38

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.50% 20476,8	$41,840	$44,872
Fannie Mae 6.50% 20476	180	200
Fannie Mae 6.50% 20476	119	133
Fannie Mae 6.50% 20476	80	89
Fannie Mae 7.00% 20476	238	268
Fannie Mae 7.00% 20476	128	145
Fannie Mae 7.00% 20476	104	117
Fannie Mae 7.00% 20476	88	99
Fannie Mae 7.00% 20476	10	12
Fannie Mae 4.00% 20566	20,702	21,751
Fannie Mae, Series 2014-M6, Class FA, multifamily (1-month USD-LIBOR + 0.29%) 1.07% 20175,6	1,692	1,692
Fannie Mae, Series 2012-M8, multifamily 1.52% 20196	6,702	6,705
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 20226	21,843	22,031
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 20226	14,000	14,108
Fannie Mae, Series 2014-M1, Class A2, multifamily 3.246% 20235,6	16,000	16,577
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 20235,6	19,245	20,179
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 20235,6	16,585	17,519
Fannie Mae, Series 2014-M9, Class A2, multifamily 3.103% 20245,6	16,865	17,352
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.472% 20245,6	18,000	18,941
Fannie Mae, Series 2001-4, Class NA, 9.590% 20255,6	4	4
Fannie Mae, Series 2017-M3, Class A2, multifamily 2.569% 20265,6	92,005	88,502
Fannie Mae, Series 2001-20, Class D, 11.004% 20315,6	1	1
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 20366	1,098	982
Fannie Mae, Series 2001-T10, Class A1, 7.00% 20416	223	262
Fannie Mae, Series 2001-50, Class BA, 7.00% 20416	141	161
Fannie Mae, Series 2002-W3, Class A5, 7.50% 20416	282	333
Fannie Mae, Series 2002-W1, Class 2A, 6.134% 20425,6	308	349
Freddie Mac 5.00% 20236	2,181	2,335
Freddie Mac 5.00% 20236	1,568	1,678
Freddie Mac 5.00% 20236	962	1,021
Freddie Mac 5.00% 20236	458	487
Freddie Mac 5.00% 20236	447	476
Freddie Mac 5.00% 20236	349	372
Freddie Mac 5.00% 20246	2,821	3,018
Freddie Mac 6.50% 20276	507	569
Freddie Mac 6.50% 20276	272	309
Freddie Mac 6.50% 20276	84	95
Freddie Mac 6.50% 20286	332	378
Freddie Mac 3.50% 20346	52,966	55,228
Freddie Mac 3.00% 20356	3,148	3,194
Freddie Mac 3.00% 20356	3,100	3,145
Freddie Mac 3.50% 20356	27,575	28,626
Freddie Mac 3.50% 20356	8,431	8,752
Freddie Mac 3.00% 20366	208	210
Freddie Mac 3.00% 20376	55,881	56,505
Freddie Mac 3.00% 20376	54,412	55,019
Freddie Mac 5.50% 20376	334	371
Freddie Mac 5.50% 20376	63	70
Freddie Mac 5.50% 20386	191	212
Freddie Mac 5.50% 20386	75	83
Freddie Mac 6.00% 20386	1,330	1,504
Freddie Mac 6.00% 20386	165	186
Freddie Mac 5.50% 20396	300	333
Freddie Mac Pool #1B7749 3.301% 20405,6	65	69
Freddie Mac 4.50% 20406	10,462	11,248

American Balanced Fund — Page 24 of 38

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.50% 20406	$720	$775
Freddie Mac 4.50% 20416	1,887	2,031
Freddie Mac 4.50% 20416	1,511	1,626
Freddie Mac 4.50% 20416	625	672
Freddie Mac 4.50% 20416	525	565
Freddie Mac 4.50% 20416	114	122
Freddie Mac 4.50% 20416	89	95
Freddie Mac 5.00% 20416	590	648
Freddie Mac 3.50% 20426	1,670	1,716
Freddie Mac 4.00% 20426	14,210	15,005
Freddie Mac 3.50% 20436	1,423	1,463
Freddie Mac 4.00% 20436	2,111	2,234
Freddie Mac 4.00% 20436	888	939
Freddie Mac 4.00% 20436	845	895
Freddie Mac 4.00% 20436	427	454
Freddie Mac 3.50% 20446	31,857	32,739
Freddie Mac 4.00% 20446	6,668	7,063
Freddie Mac 4.00% 20456	82,505	87,276
Freddie Mac 4.00% 20456	38,518	40,836
Freddie Mac 4.00% 20456	22,103	23,434
Freddie Mac 4.00% 20456	13,159	13,920
Freddie Mac 3.50% 20466	130,386	133,495
Freddie Mac 3.50% 20466	118,691	121,521
Freddie Mac 3.50% 20466	83,708	85,838
Freddie Mac 3.50% 20466	43,433	44,468
Freddie Mac 3.50% 20466	6,077	6,230
Freddie Mac 4.00% 20466	208,315	218,787
Freddie Mac 4.00% 20466	31,845	33,557
Freddie Mac 4.00% 20466	26,622	27,961
Freddie Mac 4.00% 20466	9,770	10,315
Freddie Mac 4.00% 20466	2,334	2,464
Freddie Mac 4.50% 20466	3,576	3,839
Freddie Mac 4.50% 20466	2,402	2,577
Freddie Mac 3.50% 20476,8	336,250	343,238
Freddie Mac 4.00% 20476,8	174,950	182,720
Freddie Mac 4.00% 20476,8	100,000	104,680
Freddie Mac Pool #760014, 2.985% 20453,5,6	7,425	7,656
Freddie Mac, Series K716, Class A2, multifamily 3.13% 20216	7,560	7,834
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 20226	2,291	2,274
Freddie Mac, Series K019, Class A2, multifamily 2.272% 20226	16,000	16,006
Freddie Mac, Series K021, Class A2, multifamily 2.396% 20226	16,555	16,623
Freddie Mac, Series K025, Class A2, multifamily 2.682% 20226	15,904	16,163
Freddie Mac, Series K721, Class A2, multifamily 3.090% 20226	23,000	23,824
Freddie Mac, Series 2013-DN2, Class M1, (1-month USD-LIBOR + 1.45%) 2.432% 20235,6	2,732	2,742
Freddie Mac, Series K723, Class A2, multifamily 2.454% 20236	29,715	29,646
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 20236	1,075	1,085
Freddie Mac, Series K034, Class A1, multifamily 2.669% 20236	6,892	6,997
Freddie Mac, Series K036, Class A2, multifamily 3.527% 20235,6	16,500	17,470
Freddie Mac, Series 2013-DN1, Class M1, (1-month USD-LIBOR + 3.40%) 4.382% 20235,6	4,040	4,098
Freddie Mac, Series 2014-DN1, Class M1, (1-month USD-LIBOR + 1.00%) 1.982% 20245,6	806	806
Freddie Mac, Series 2014-HQ2, Class M1, (1-month USD-LIBOR + 1.45%) 2.432% 20245,6	3,642	3,653
Freddie Mac, Series 2014-DN2, Class M2, (1-month USD-LIBOR + 1.65%) 2.632% 20245,6	9,344	9,442
Freddie Mac, Series K043, Class A2, multifamily 3.062% 20246	36,400	37,289
Freddie Mac, Series 2014-HQ2, Class M2, (1-month USD-LIBOR + 2.20%) 3.182% 20245,6	21,320	21,945
Freddie Mac, Series 2014-DN4, Class M2, (1-month USD-LIBOR + 2.40%) 3.382% 20245,6	1,561	1,565

American Balanced Fund — Page 25 of 38

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series 2014-DN3, Class M2, (1-month USD-LIBOR + 2.40%) 3.382% 20245,6	$907	$911
Freddie Mac, Series 2014-HQ1, Class M2, (1-month USD-LIBOR + 2.50%) 3.482% 20245,6	7,093	7,202
Freddie Mac, Series 2015-HQ2, Class M1, (1-month USD-LIBOR + 1.10%) 2.082% 20255,6	1,006	1,008
Freddie Mac, Series K056, Class A1, multifamily 2.20% 20256	23,046	22,630
Freddie Mac, Series K044, Class A2, multifamily 2.811% 20256	13,505	13,580
Freddie Mac, Series 2015-HQ2, Class M2, (1-month USD-LIBOR + 1.95%) 2.932% 20255,6	11,200	11,440
Freddie Mac, Series K047, Class A2, multifamily 3.329% 20256	20,000	20,801
Freddie Mac, Series 2015-DN1, Class M2, (1-month USD-LIBOR + 2.40%) 3.382% 20255,6	5,752	5,787
Freddie Mac, Series K062, Class A2, multifamily, 3.413% 20266	80,345	83,634
Freddie Mac, Series T-041, Class 3A, 5.765% 20325,6	1,523	1,665
Freddie Mac, Series 3156, Class PO, principal only, 0% 20366	2,748	2,385
Freddie Mac, Series 3146, Class PO, principal only, 0% 20366	1,952	1,705
Freddie Mac, Series 3318, Class JT, 5.50% 20376	3,352	3,623
Freddie Mac, Series K063, Class A2, multifamily 3.43% 20506	17,500	18,227
Government National Mortgage Assn. 10.00% 20216	60	65
Government National Mortgage Assn. 6.00% 20386	7,551	8,571
Government National Mortgage Assn. 6.50% 20386	3,878	4,410
Government National Mortgage Assn. 4.00% 20396	1,681	1,776
Government National Mortgage Assn. 4.00% 20396	1,484	1,568
Government National Mortgage Assn. 4.00% 20396	911	963
Government National Mortgage Assn. 4.00% 20406	12,818	13,689
Government National Mortgage Assn. 4.00% 20406	9,014	9,583
Government National Mortgage Assn. 4.00% 20406	2,832	3,025
Government National Mortgage Assn. 4.00% 20406	2,792	2,958
Government National Mortgage Assn. 4.00% 20406	2,367	2,507
Government National Mortgage Assn. 4.00% 20406	1,342	1,422
Government National Mortgage Assn. 4.00% 20406	1,340	1,420
Government National Mortgage Assn. 4.00% 20416	18,825	19,943
Government National Mortgage Assn. 4.00% 20416	2,532	2,684
Government National Mortgage Assn. 4.00% 20416	1,436	1,523
Government National Mortgage Assn. 4.00% 20416	300	318
Government National Mortgage Assn. 4.50% 20436	2,474	2,645
Government National Mortgage Assn. 4.00% 20446	184	194
Government National Mortgage Assn. 4.50% 20456	72,142	77,120
Government National Mortgage Assn. 4.50% 20456	44,026	47,064
Government National Mortgage Assn. 4.50% 20456	32,204	34,426
Government National Mortgage Assn. 4.50% 20456	30,968	33,106
Government National Mortgage Assn. 4.50% 20456	18,803	20,101
Government National Mortgage Assn. 4.50% 20456	1,747	1,867
Government National Mortgage Assn. 4.50% 20466	7,352	7,860
Government National Mortgage Assn. 4.50% 20466	2,091	2,235
Government National Mortgage Assn. 4.00% 20476,8	247,500	260,972
Government National Mortgage Assn. 4.00% 20476,8	50,000	52,612
Government National Mortgage Assn. 4.50% 20476	96,126	102,858
Government National Mortgage Assn. 4.50% 20476,8	36,495	38,907
Government National Mortgage Assn. 4.50% 20476	9,936	10,628
Government National Mortgage Assn. 5.081% 20616	1,107	1,151
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A1A, 5.704% 20496	28,373	28,491
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A1A, 5.949% 20455,6	2,184	2,189
GS Mortgage Securities Corp. II, Series 2015-GS1, Class AAB, 3.553% 20486	5,000	5,196
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM, 5.372% 20476	9,604	9,596
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A1A, 5.829% 20495,6	13,531	13,518
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A4, 5.829% 20495,6	6,816	6,810
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class A4, 5.716% 20516	13,966	14,161
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A1A, 5.85% 20515,6	8,250	8,307

American Balanced Fund — Page 26 of 38

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20264,6	$6,783	$7,152
LB Commercial Mortgage Trust, Series 2007-C3, Class A1A, multifamily 6.007% 20445,6	1,838	1,845
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class AM, 5.493% 20405,6	1,408	1,409
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 20405,6	24,060	24,375
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.167% 20455,6	11,575	11,833
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4, 5.841% 20505,6	5,969	5,982
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 5.861% 20495,6	7,007	7,037
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 20476	4,000	4,167
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 20486	3,380	3,437
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 20294,6	14,570	15,094
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class AM, 5.406% 20446	1,006	1,004
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A4, 5.942% 20495,6	12,887	12,968
Mortgage Repurchase Agreement Financing Trust, Series 2016-3, Class A1, (1-month USD-LIBOR + 1.00%) 1.858% 20183,4,5,6	46,400	46,408
National Australia Bank 2.00% 20174,6	500	501
National Australia Bank 1.25% 20184,6	14,120	14,082
National Australia Bank 2.00% 20194,6	4,925	4,941
Nationstar HECM Loan Trust, Series 2016-3A, Class A, 2.013% 20264,6	3,892	3,921
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.239% 20263,4,6	4,932	4,965
Royal Bank of Canada 2.00% 20196	3,550	3,568
Royal Bank of Canada 2.20% 20196	37,700	37,906
Royal Bank of Canada 1.875% 20206	18,000	17,919
Royal Bank of Canada 2.10% 20206	5,000	4,983
Station Place Securitization Trust, Series 2017-1, Class A, (1-month USD-LIBOR + 0.90%) 1.882% 20183,4,5,6	15,565	15,609
Swedbank AB 1.375% 20184,6	925	924
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 20564,5,6	7,544	7,474
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 20564,5,6	92,810	92,945
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, 5.760% 20495,6	8,328	8,319
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, 6.053% 20515,6	17,000	17,134
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class IIA6, 3.074% 20355,6	5,622	5,978
Westpac Banking Corp. 1.25% 20174,6	800	798
Westpac Banking Corp. 1.375% 20184,6	3,325	3,317
Westpac Banking Corp. 1.85% 20184,6	8,300	8,335
Westpac Banking Corp. 2.00% 20194,6	28,300	28,348
Westpac Banking Corp. 2.25% 20204,6	12,500	12,513
Westpac Banking Corp. 2.00% 20214,6	10,825	10,765
		7,117,235
Asset-backed obligations 1.38%
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 20204,6	16,535	16,800
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 20214,6	29,000	29,000
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 20214,6	14,000	14,062
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 20214,6	1,150	1,152
Ally Master Owner Trust, Series 2014-4, Class A1, (1-month USD-LIBOR + 0.40%) 1.312% 20195,6	10,000	10,006
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 20206	13,510	13,521
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A3, 1.15% 20196	1,948	1,947
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A3, 1.26% 20196	5,432	5,430
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A3, 1.27% 20196	4,001	4,000
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class A2A, 1.34% 20206	5,640	5,637
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class B, 1.80% 20216	1,020	1,012
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 20226	3,190	3,224
Angel Oak Capital Advisors, LLC, Series 2013-9A, Class A1R, CLO, (3-month USD-LIBOR + 1.01%) 2.157% 20253,4,5,6	20,175	20,175
ARI Fleet Lease Trust, Series 2014-A, Class A2, 0.81% 20224,6	32	32
Avant Loans Funding Trust, Series 2016-C, Class A, 2.96% 20194,6	3,157	3,162

American Balanced Fund — Page 27 of 38

unaudited

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Avant Loans Funding Trust, Series 2016-B, Class A, 3.92% 20194,6	$356	$358
Avant Loans Funding Trust, Series 2016-A, Class A, 4.11% 20194,6	1,704	1,707
Bank of the West Auto Trust, Series 2014-1, Class A3, 1.09% 20194,6	1,615	1,615
BlueMountain CLO Ltd., Series 2013-4A, Class AR, (3-month USD-LIBOR + 1.01%) 2.160% 20254,5,6	44,315	44,315
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 20226	19,600	19,566
Capital One Multi-Asset Execution Trust, Series 2014-A5, Class A, 1.48% 20206	15,110	15,125
Capital One Multi-Asset Execution Trust, Series 2017-A1, Class A1, 2.00% 20236	40,000	40,151
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, (3-month USD-LIBOR + 1.50%) 2.498% 20203,4,5,6,9	3,705	2,385
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, (3-month USD-LIBOR + 1.90%) 2.922% 20213,4,5,6,9	4,893	3,213
CarMaxAuto Owner Trust, Series 2014-4, Class A3, 1.25% 20196	7,403	7,402
Chase Issuance Trust, Series 2016-A7, Class A, 1.06% 20196	55,000	54,958
Chase Issuance Trust, Series 2016-A6, Class A6, 1.10% 20206	98,630	98,421
Chesapeake Funding LLC, Series 2014-1A, Class A, (1-month USD-LIBOR + 0.42%) 1.254% 20264,5,6	6,479	6,474
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class A3, 1.22% 20194,6	10,272	10,269
Chrysler Capital Auto Receivables Trust, Series 2014-AA, Class A4, 1.31% 20194,6	2,061	2,060
Chrysler Capital Auto Receivables Trust, Series 2015-BA, Class A3, 1.91% 20204,6	5,485	5,507
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class B, 2.07% 20214,6	2,500	2,505
Citi Held For Issuance, Series 2015-PM2, Class A, 2.35% 20224,6	1,381	1,382
Citi Held For Issuance, Series 2015-PM3, Class A, 2.56% 20224,6	872	873
Citi Held For Issuance, Series 2016-PM1, Class A, 4.65% 20254,6	1,460	1,479
Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2, (1-month USD-LIBOR + 1.15%) 2.127% 20205,6	8,000	8,070
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 20216	16,725	16,875
CLI Funding V LLC, Series 2013-2A, Class Note, 3.22% 20284,6	574	555
CLI Funding V LLC, Series 2014-1A, Class A, 3.29% 20294,6	3,989	3,898
CLI Funding V LLC, Series 2014-2A, Class A, 3.38% 20294,6	5,100	5,004
Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.82% 20214,6	50	50
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 20194,6	897	897
CPS Auto Receivables Trust, Series 2015-C, Class A, 1.77% 20194,6	1,803	1,806
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 20194,6	1,264	1,267
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 20214,6	1,250	1,261
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 20214,6	10,350	10,535
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 20214,6	960	965
CWABS, Inc., Series 2004-BC1, Class M1, (1-month USD-LIBOR + 0.50%) 1.732% 20345,6	2,013	1,922
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 20216	7,595	7,661
Drive Auto Receivables Trust, Series 2017-AA, Class A1, 0.97% 20184,6	5,234	5,234
Drive Auto Receivables Trust, Series 2017-BA, Class A1, 1.20% 20184,6	30,000	30,000
Drive Auto Receivables Trust, Series 2017-AA, Class A2A, 1.48% 20194,6	8,305	8,303
Drive Auto Receivables Trust, Series 2015-AA, Class B, 2.28% 20194,6	284	284
Drive Auto Receivables Trust, Series 2015-DA, Class B, 2.59% 20194,6	1,484	1,487
Drive Auto Receivables Trust, Series 2017-BA, Class B, 2.20% 20204,6	3,800	3,800
Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.76% 20214,6	20,720	20,828
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 20214,6	7,910	7,973
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 20214,6	9,500	9,561
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 20214,6	20,790	21,025
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 20214,6	29,000	29,494
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 20224,6	4,665	4,698
Drivetime Auto Owner Trust, Series 2015-3A, Class A, 1.66% 20194,6	504	504
Drivetime Auto Owner Trust, Series 2016-2A, Class A, 1.73% 20194,6	1,737	1,738
Drivetime Auto Owner Trust, Series 2016-1A, Class C, 3.54% 20214,6	2,730	2,761
Enterprise Fleet Financing LLC, Series 2014-1, Class A3, 1.38% 20194,6	4,354	4,354
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05% 20204,6	2,628	2,624
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 20204,6	7,430	7,422

American Balanced Fund — Page 28 of 38

unaudited

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.74% 20224,6	$7,795	$7,781
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 20224,6	7,060	7,070
Enterprise Fleet Financing LLC, Series 2017-1, Class A3, 2.60% 20224,6	7,345	7,327
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 20196	2,704	2,701
First Investors Auto Owner Trust, Series 2014-2A, Class C, 2.70% 20204,6	3,600	3,620
First Investors Auto Owner Trust, Series 2014-1A, Class C, 2.74% 20204,6	2,250	2,267
Ford Credit Auto Owner Trust, Series 2014-1A, 2.26% 20254,6	4,250	4,287
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 20264,6	19,800	19,856
Ford Credit Auto Owner Trust, Series 2014-2A, 2.31% 20264,6	26,380	26,615
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 20274,6	50,000	49,362
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 20274,6	35,370	35,396
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 20274,6	33,450	33,754
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 20284,6	122,000	122,780
Ford Credit Floorplan Master Owner Trust, Series 2015-1, Class A1, 1.42% 20206	18,860	18,855
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 20216	22,500	22,360
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A1, 1.98% 20226	14,390	14,372
Hertz Fleet Lease Funding LP, Series 2014-1A, (1-month USD-LIBOR + 0.40%) 1.258% 20284,5,6	4,030	4,029
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A2, 1.83% 20194,6	23,840	23,771
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-3A, Class A, 2.67% 20214,6	5,505	5,462
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 20214,6	19,113	19,091
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 3.52% 20214,6	1,263	1,265
Honda Auto Receivables Owner Trust, Series 2014-3, Class A3, 0.88% 20186	3,108	3,105
Madison Park Funding Ltd., CLO, Series 2014-13A, Class AR, (3-month USD-LIBOR + 1.11%) 1.988% 20253,4,5,6	41,600	41,612
MarketPlace Loan Trust, Series 2015-AV1, Class A, 4.00% 20213,4,6	916	920
RAMP Trust, Series 2003-RS11, Class AI7, 4.828% 20336	382	388
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class AI6, 4.83% 20336	210	209
Santander Drive Auto Receivables Trust, Series 2013-3, Class C, 1.81% 20196	3,165	3,167
Santander Drive Auto Receivables Trust, Series 2014-4, Class B, 1.82% 20196	1,626	1,627
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 20196	2,146	2,148
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25% 20196	3,818	3,828
Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33% 20196	4,588	4,607
Santander Drive Auto Receivables Trust, Series 2013-A, Class C, 3.12% 20194,6	514	517
Santander Drive Auto Receivables Trust, Series 2017-1, Class A2, 1.49% 20206	2,610	2,609
Santander Drive Auto Receivables Trust, Series 2017-1, Class A3, 1.77% 20206	2,815	2,814
Santander Drive Auto Receivables Trust, Series 2015-5, Class B, 1.96% 20206	4,500	4,510
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 20206	7,662	7,688
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25% 20206	519	521
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 20216	15,310	15,401
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 20216	5,555	5,588
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74% 20216	17,985	18,108
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 20216	125	126
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 20216	10,500	10,643
SMB Private Education Loan Trust, Series 2015-A, Class A2A, 2.49% 20274,6	2,100	2,087
Social Professional Loan Program LLC, Series 2015-C, Class A1, (1-month USD-LIBOR + 1.05%) 2.032% 20354,5,6	4,974	5,019
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 20364,6	18,718	18,812
South Carolina Student Loan Corp., Series 2014-1, Class A1, (1-month USD-LIBOR + 0.75%) 1.534% 20305,6	4,550	4,565
South Carolina Student Loan Corp., Series 2014-1, Class A2, (1-month USD-LIBOR + 1.00%) 1.784% 20335,6	12,240	12,037
South Carolina Student Loan Corp., Series 2014-1, Class B, (1-month USD-LIBOR + 1.50%) 2.284% 20355,6	3,350	3,120
TAL Advantage V LLC, Series 2013-1A, Class A, 2.83% 20384,6	2,654	2,566
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 20384,6	5,990	5,893
TAL Advantage V LLC, Series 2014-3A, Class A, 3.27% 20394,6	667	647
TAL Advantage V LLC, Series 2014-2A, Class A2, 3.33% 20394,6	14,749	14,454
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 20394,6	7,366	7,230

American Balanced Fund — Page 29 of 38

unaudited

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 20424,6	$27,270	$27,601
Utility Debt Securitization Auth., Series 2013-T, 2.042% 20216	3,510	3,519
Utility Debt Securitization Auth., Series 2013-T, 3.435% 20256	2,625	2,715
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 20214,6	18,945	18,852
Verizon Owner Trust, Series 2016-2A, Class A, 1.68% 20214,6	16,300	16,251
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 20214,6	72,860	73,126
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A3, 0.95% 20196	16,951	16,912
Westlake Automobile Receivables Trust, Series 2017-1A, Class A2, 1.78% 20204,6	11,375	11,384
Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.29% 20214,6	4,500	4,556
World Financial Network Credit Card Master Note Trust, Series 2015-A, Class A, (1-month USD-LIBOR + 0.48%) 1.392% 20225,6	2,625	2,633
World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.14% 20206	5,061	5,051
		1,492,968
Bonds & notes of governments & government agencies outside the U.S. 0.34%
CPPIB Capital Inc. 1.25% 20194	23,300	23,010
CPPIB Capital Inc. 2.25% 20224	25,714	25,685
European Investment Bank 2.25% 2022	37,550	37,627
FMS Wertmanagement 1.625% 2018	5,000	5,017
Israel (State of) 3.15% 2023	35,000	35,542
Japan Finance Organization for Municipalities 2.125% 20194	10,000	9,987
Landwirtschaftliche Rentenbank 1.75% 2019	8,880	8,914
Manitoba (Province of) 3.05% 2024	13,500	13,795
Ontario (Province of) 3.20% 2024	10,000	10,322
Quebec (Province of) 2.375% 2022	51,867	52,005
Spain (Kingdom of) 4.00% 20184	54,950	55,983
Swedish Export Credit Corp. 2.875% 20234	3,000	2,992
United Mexican States 4.125% 2026	26,650	27,463
United Mexican States 4.15% 2027	41,977	42,764
United Mexican States 5.55% 2045	15,000	16,256
		367,362
Federal agency bonds & notes 0.32%
CoBank, ACB (3-month USD-LIBOR + 0.60%) 1.731% 20224,5	25,105	24,254
Fannie Mae 2.00% 2022	30,000	30,048
Fannie Mae 2.125% 2026	45,510	43,592
Fannie Mae 6.25% 2029	4,000	5,372
Federal Farm Credit Banks (1-month USD-LIBOR + 0.05%) 0.993% 20175	31,250	31,258
Federal Home Loan Bank 0.875% 2018	77,140	76,905
Federal Home Loan Bank 1.875% 2020	25,660	25,888
Federal Home Loan Bank 3.375% 2023	16,840	17,997
Federal Home Loan Bank 5.50% 2036	600	796
Freddie Mac 0.75% 2018	38,120	38,007
Freddie Mac 0.75% 2018	22,612	22,548
Private Export Funding Corp. 3.55% 2024	25,897	27,774
		344,439

American Balanced Fund — Page 30 of 38

unaudited

Bonds, notes & other debt instruments Municipals 0.23% California 0.03%	Principal amount (000)	Value (000)
Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational-Industrial Redev. Project No. 1), Series 2015-A, Assured Guaranty Municipal insured, 3.821% 2022	$11,640	$12,121
Los Angeles Community College Dist. (County of Los Angeles), G.O. Build America Bonds, 2008 Election, Series 2010-E, 6.60% 2042	15,000	20,827
Veterans G.O. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	2,240	2,250
		35,198
New Jersey 0.03%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 2.51% 20285	5,000	4,623
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	12,000	12,294
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	15,250	15,068
		31,985
Michigan 0.02%
City of Detroit, Sewage Disposal System Rev. Ref. Bonds, Series 2006-D, Assured Guaranty Municipal insured, (3-month USD-LIBOR + 0.60%) 1.269% 20325	5,000	4,276
Fin. Auth., Local Government Loan Program Rev. Bonds (City of Detroit Fin. Recovery Income Tax Local Project), Series 2014-F-2, 4.60% 2022	9,000	9,134
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 2015-B-1, (1-month USD-LIBOR + 0.75%) 1.733% 20305,6	8,316	8,347
		21,757
Florida 0.02%
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	150	156
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	4,000	4,109
State Board of Administration Fin. Corp., Rev. Bonds, Series 2016-A, 2.638% 2021	16,500	16,618
		20,883
Minnesota 0.01%
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2012-B, 2.25% 20426	1,075	1,075
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2013-A, 2.35% 20436	1,126	1,092
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	215	218
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-B, 4.00% 2038	1,050	1,114
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	7,940	8,382
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	845	897
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	3,055	3,177
		15,955
Wisconsin 0.01%
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	2,810	2,967
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	9,560	9,921
		12,888

American Balanced Fund — Page 31 of 38

unaudited

Bonds, notes & other debt instruments Municipals (continued) Tennessee 0.01%	Principal amount (000)	Value (000)
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2015-A, 3.50% 2045	$1,575	$1,648
Housing Dev. Agcy., Residential Fin. Program Bonds, AMT, 4.00% 2046	4,010	4,239
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	695	724
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 2045	3,530	3,745
		10,356
Nebraska 0.01%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	325	331
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	210	214
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	1,815	1,908
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	6,790	7,131
		9,584
Connecticut 0.01%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	1,510	1,593
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	2,060	2,169
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2013-B-2, 4.00% 2032	1,445	1,533
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	3,665	3,832
		9,127
Illinois 0.01%
Housing Dev. Auth., Housing Rev. Bonds, Series 2013-A, 2.45% 20436	954	945
Housing Dev. Auth., Multifamily Housing Rev. Notes (Marshall Field Garden Apartment Homes), (SIFMA Municipal Swap Index + 1.00%) 1.91% 2050 (put 2025)5	6,500	6,435
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 2046	1,430	1,528
		8,908
Maine 0.01%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-A-1, AMT, 3.25% 2043	710	730
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-C-1, AMT, 3.50% 2044	745	778
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	6,495	6,739
		8,247
Puerto Rico 0.01%
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, (3-month USD-LIBOR x 0.67 + 0.52%) 1.189% 20295	10,200	7,844
Maryland 0.01%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	3,380	3,494
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 2040	2,920	2,902
		6,396
Washington 0.01%
Housing Fin. Commission, Single Family Program Bonds, Series 2014-1-N, 3.00% 2037	480	492
Housing Fin. Commission, Single Family Program Rev. Ref. Bonds, Series 2013-1-N, 3.00% 2043	150	152
Housing Fin. Commission, Single Family Program Rev. Ref. Bonds, Series 2015-A-R, AMT, 3.50% 2038	4,710	4,899
		5,543

American Balanced Fund — Page 32 of 38

unaudited

Bonds, notes & other debt instruments Municipals (continued) Pennsylvania 0.01%	Principal amount (000)	Value (000)
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-118-A, AMT, 3.50% 2040	$5,210	$5,410
South Dakota 0.01%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	560	586
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 2045	3,275	3,517
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	1,105	1,147
		5,250
South Carolina 0.01%
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, 4.00% 2036	1,210	1,292
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, AMT, 4.00% 2041	3,715	3,917
		5,209
Massachusetts 0.00%
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 167, 4.00% 2043	505	523
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 2042	950	997
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 177, AMT, 4.00% 2039	2,590	2,746
		4,266
North Dakota 0.00%
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-B, 4.00% 2036	2,965	3,150
Georgia 0.00%
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 2045	2,035	2,130
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-B-1, 3.50% 2045	865	905
		3,035
New York 0.00%
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	2,510	2,615
Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-backed Securities Program), Series 2013-1, 2.15% 20436	591	558
Fin. Auth., Single Family Mortgage Bonds, Series 2016-A, 4.00% 2046	1,825	1,954
		2,512
Missouri 0.00%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-A, 4.00% 2041	1,210	1,264
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	1,085	1,143
		2,407
Utah 0.00%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	1,865	1,990
Montana 0.00%
Board of Housing, Single Family Mortgage Bonds, Series 2015-B-2, AMT, 3.50% 2042	1,445	1,510

American Balanced Fund — Page 33 of 38

unaudited

Bonds, notes & other debt instruments Municipals (continued) Kentucky 0.00%	Principal amount (000)	Value (000)
Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	$1,010	$1,047
Wyoming 0.00%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	830	888
Oklahoma 0.00%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2012-A, 5.00% 2043	640	685
Texas 0.00%
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Taxable Series 2016-B, 2.766% 2026	300	293
Mississippi 0.00%
Home Corp., Single Family Mortgage Rev. Bonds, Series 2009-A-2, 5.00% 2039	265	282
		245,220
Miscellaneous 0.03%
Other bonds & notes in initial period of acquisition		28,453
Total bonds, notes & other debt instruments (cost: $36,138,696,000)		36,312,338
Short-term securities 6.67%
Apple Inc. 0.81%–0.86% due 4/24/2017–5/9/20174	180,000	179,868
CAFCO, LLC 1.06%–1.17% due 4/4/2017–8/3/20174	118,100	117,800
Chariot Funding, LLC 0.75%–1.00% due 4/3/2017–4/19/20174	100,000	99,974
Chevron Corp. 0.72% due 5/30/20174	35,000	34,949
Ciesco LLC 0.91%–1.12% due 5/1/2017–6/29/20174	90,000	89,827
Cisco Systems, Inc. 0.83% due 5/3/20174	20,000	19,984
Coca-Cola Co. 0.85%–1.00% due 5/22/2017–7/17/20174	175,000	174,681
Eli Lilly and Co. 0.73% due 4/6/20174	50,000	49,993
ExxonMobil Corp. 0.71%–0.77% due 4/7/2017–5/22/2017	75,000	74,934
Federal Farm Credit Banks 0.56%–0.61% due 5/5/2017–7/6/2017	114,000	113,831
Federal Home Loan Bank 0.50%–0.79% due 4/7/2017–8/4/2017	4,046,965	4,043,664
Freddie Mac 0.53%–0.83% due 6/16/2017–8/7/2017	450,000	448,967
General Electric Co. 0.83% due 4/3/2017	8,650	8,649
Johnson & Johnson 0.80% due 4/12/20174	50,000	49,987
Merck & Co. Inc. 0.80%–0.82% due 4/12/2017–4/26/20174	121,600	121,547
National Rural Utilities Cooperative Finance Corp. 0.87%–0.88% due 4/13/2017–4/17/2017	60,000	59,979
PepsiCo Inc. 0.70% due 4/5/20174	75,000	74,992
Pfizer Inc. 0.90%–1.03% due 5/1/2017–7/24/20174	93,800	93,612
U.S. Treasury Bills 0.50%–0.89% due 4/13/2017–9/7/2017	1,125,400	1,123,701
United Parcel Service Inc. 0.82% due 5/2/20174	50,000	49,963

American Balanced Fund — Page 34 of 38

unaudited

Short-term securities	Principal amount (000)	Value (000)
Wal-Mart Stores, Inc. 0.80%–0.82% due 4/3/2017–4/10/20174	$114,000	$113,985
Walt Disney Co. 0.80% due 4/25/20174	50,000	49,971
Total short-term securities (cost: $7,195,503,000)		7,194,858
Total investment securities 101.47% (cost: $85,970,153,000)		109,384,035
Other assets less liabilities (1.47)%		(1,585,431)
Net assets 100.00%		$107,798,604

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended March 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2017 (000)
Symantec Corp.	30,540,000	1,062,000	—	31,602,000	$—	$997,304	$—	$969,549
VeriSign, Inc.2	5,500,000	—	—	5,500,000	—	60,720	—	479,105
					$—	$1,058,024	$—	$1,448,654

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Represents an affiliated company as defined under the Investment Company Act of 1940.
2	Security did not produce income during the last 12 months.
3	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $239,470,000, which represented .22% of the net assets of the fund.
4	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,182,577,000, which represented 4.81% of the net assets of the fund.
5	Coupon rate may change periodically.
6	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
7	Index-linked bond whose principal amount moves with a government price index.
8	Purchased on a TBA basis.
9	Value determined using significant unobservable inputs.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

American Balanced Fund — Page 35 of 38

unaudited

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

American Balanced Fund — Page 36 of 38

unaudited

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$14,675,473	$—	$—	$14,675,473
Consumer discretionary	10,612,488	—	—	10,612,488
Financials	8,291,736	96,527	—	8,388,263
Energy	6,696,825	—	—	6,696,825
Consumer staples	6,566,548	—	—	6,566,548
Health care	6,156,058	—	—	6,156,058
Industrials	3,637,199	—	—	3,637,199
Materials	2,797,352	—	—	2,797,352
Real estate	1,079,588	—	—	1,079,588
Telecommunication services	526,542	—	—	526,542
Utilities	414,239	—	—	414,239
Miscellaneous	4,286,093	—	—	4,286,093
Preferred securities	—	4,636	—	4,636
Convertible stocks	35,535	—	—	35,535
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	13,818,178	—	13,818,178
U.S. Treasury bonds & notes	—	12,898,483	—	12,898,483
Mortgage-backed obligations	—	7,117,235	—	7,117,235
Asset-backed obligations	—	1,487,370	5,598	1,492,968
Bonds & notes of governments & government agencies outside the U.S.	—	367,362	—	367,362
Federal agency bonds & notes	—	344,439	—	344,439
Municipals	—	245,220	—	245,220
Miscellaneous	—	28,453	—	28,453
Short-term securities	—	7,194,858	—	7,194,858
Total	$65,775,676	$43,602,761	$5,598	$109,384,035

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$24,206,840
Gross unrealized depreciation on investment securities	(857,115)
Net unrealized appreciation on investment securities	23,349,725
Cost of investment securities	86,034,310

American Balanced Fund — Page 37 of 38

unaudited

Key to abbreviations
ADR = American Depositary Receipts
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
CLO = Collateralized Loan Obligations
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
TBA = To-be-announced

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-011-0517O-S54120	American Balanced Fund — Page 38 of 38

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND

By __/s/ Gregory D. Johnson___________________
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Gregory D. Johnson__________________
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: May 26, 2017

By __/s/ Brian C. Janssen____________________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 26, 2017